UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,422,788)
Angola (Rep of) 9.500%, 11/12/2025		1,514,000	$1,611,880	0.16
			1,611,880	0.16
Argentina (Cost $23,833,442)
Argentina (Rep of) 6.875%, 04/22/2021		2,309,000	2,485,638	0.24
Argentina (Rep of) 7.500%, 04/22/2026		3,365,000	3,622,422	0.35
Argentina (Rep of) 8.280%, 12/31/2033		2,456,170	2,652,591	0.26
Argentina (Rep of), FRN 2.500%, 12/31/2038		5,098,446	3,311,441	0.32
Argentina Bonar Bonds, FRN 22.620%, 03/11/2019	ARS	8,343,000	465,350	0.04
Argentina Bonar Bonds, FRN 23.294%, 03/01/2020	ARS	8,070,000	451,457	0.04
Argentina Bonar Bonds, FRN 22.242%, 04/03/2022	ARS	46,013,600	2,504,388	0.24
Argentina POM Politica Monetaria, FRN 26.250%, 06/21/2020	ARS	53,033,697	3,085,793	0.30
Argentine Bonos del Tesoro 22.750%, 03/05/2018	ARS	46,914,773	2,648,152	0.25
Argentine Bonos del Tesoro 21.200%, 09/19/2018	ARS	23,435,000	1,334,457	0.13
			22,561,689	2.17
Azerbaijan (Cost $6,852,248)
Southern Gas Corridor CJSC 6.875%, 03/24/2026		3,250,000	3,573,375	0.34
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		2,920,000	2,879,879	0.28
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		440,000	468,238	0.05
			6,921,492	0.67
Belarus (Cost $15,611,591)
Belarus (Rep of) 8.950%, 01/26/2018		8,427,000	8,640,372	0.83
Belarus (Rep of) 6.875%, 02/28/2023(2)		4,206,000	4,468,875	0.43
Belarus (Rep of) 7.625%, 06/29/2027(2)		2,840,000	3,042,350	0.29
			16,151,597	1.55
Brazil (Cost $110,703,069)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		2,700,000	2,866,185	0.28
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 05/09/2024(2)		1,107,000	1,093,163	0.11
Brazil (Rep of) 4.875%, 01/22/2021		582,000	616,920	0.06
Brazil (Rep of) 2.625%, 01/05/2023		480,000	451,920	0.04
Brazil (Rep of) 8.875%, 04/15/2024		690,000	883,200	0.08
Brazil (Rep of) 4.250%, 01/07/2025		3,264,000	3,267,264	0.31
Brazil (Rep of) 6.000%, 04/07/2026		696,000	763,860	0.07
Brazil (Rep of) 8.250%, 01/20/2034		426,000	542,511	0.05
Brazil (Rep of) 7.125%, 01/20/2037		2,191,000	2,547,038	0.24
Brazil (Rep of) 5.625%, 01/07/2041		648,000	636,984	0.06
Brazil (Rep of) 5.000%, 01/27/2045		1,964,000	1,759,744	0.17
Brazil (Rep of) 5.625%, 02/21/2047		1,609,000	1,568,775	0.15
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	69,614,000	22,862,070	2.20
Brazil Notas do Tesouro Nacional Serie F 6.000%, 08/15/2022(3)	BRL	9,530,000	9,850,248	0.95
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	39,174,000	12,729,758	1.22
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	64,689,000	20,883,124	2.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2027	BRL	66,054,000	$21,218,813	2.04
MARB BondCo PLC 7.000%, 03/15/2024		500,000	495,400	0.05
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		1,135,000	1,169,050	0.11
Petrobras Global Finance B.V. 5.375%, 01/27/2021		2,950,000	3,031,125	0.29
Petrobras Global Finance B.V. 6.875%, 01/20/2040		3,350,000	3,257,875	0.31
Petrobras Global Finance B.V. 6.850%, 06/05/2115		515,000	471,508	0.05
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,154,758	1,137,436	0.11
QGOG Constellation S.A. 9.500%, 11/09/2024(2)		3,640,000	2,846,480	0.27
			116,950,451	11.23
Chile (Cost $13,314,597)
Banco del Estado de Chile 3.875%, 02/08/2022		360,000	377,087	0.04
Chile (Rep of) 3.125%, 01/21/2026		417,000	423,755	0.04
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		240,000	259,795	0.03
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		1,429,000	1,508,759	0.14
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		470,000	495,858	0.05
Corp. Nacional del Cobre de Chile 4.250%, 07/17/2042		1,461,000	1,420,646	0.14
Corp. Nacional del Cobre de Chile 5.625%, 10/18/2043		1,182,000	1,376,492	0.13
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		4,721,000	5,011,200	0.48
Corp. Nacional del Cobre de Chile 4.500%, 08/01/2047(2)(4)		1,930,000	1,903,655	0.18
Empresa Nacional del Petroleo 3.750%, 08/05/2026		1,060,000	1,054,700	0.10
			13,831,947	1.33
China (Cost $12,751,085)
Amber Circle Funding Ltd. 3.250%, 12/04/2022		622,000	633,432	0.06
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(4)(5)(6)(7)		1,975,424	—	—
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		7,818,000	8,282,718	0.79
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,610,000	2,051,718	0.20
			10,967,868	1.05
Colombia (Cost $31,699,822)
Colombia (Rep of) 7.375%, 03/18/2019		3,476,000	3,771,460	0.36
Colombia (Rep of) 11.750%, 02/25/2020		465,000	573,345	0.05
Colombia (Rep of) 4.000%, 02/26/2024		650,000	675,188	0.06
Colombia (Rep of) 8.125%, 05/21/2024		1,408,000	1,795,200	0.17
Colombia (Rep of) 3.875%, 04/25/2027		1,736,000	1,755,096	0.17
Colombia (Rep of) 7.375%, 09/18/2037		3,498,000	4,538,655	0.44
Colombia (Rep of) 6.125%, 01/18/2041		3,562,000	4,124,796	0.40
Colombia (Rep of) 5.625%, 02/26/2044		2,373,000	2,601,995	0.25
Colombia (Rep of) 5.000%, 06/15/2045		617,000	625,021	0.06
Colombian TES 11.000%, 07/24/2020	COP	5,939,500,000	2,260,446	0.22
Colombian TES 7.000%, 05/04/2022	COP	23,375,700,000	8,060,432	0.77
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	377,788	0.04
			31,159,422	2.99
Costa Rica (Cost $4,391,027)
Costa Rica (Rep of) 4.250%, 01/26/2023		4,006,000	3,925,880	0.38
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	214,000	0.02
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		390,000	348,906	0.03
			4,488,786	0.43
Croatia (Cost $11,696,334)
Croatia (Rep of) 6.750%, 11/05/2019		2,676,000	2,912,323	0.28
Croatia (Rep of) 6.625%, 07/14/2020		3,950,000	4,366,725	0.42

Croatia (Rep of) 6.375%, 03/24/2021		1,289,000	1,435,508	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia - (continued)
Croatia (Rep of) 6.000%, 01/26/2024		2,970,000	$3,385,800	0.32
			12,100,356	1.16
Czech Republic (Cost $2,189,403)
New World Resources N.V. 8.000%, 04/07/2020(5)(6)	EUR	1,938,518	—	—
New World Resources N.V. 4.000%, 10/07/2020(5)(6)	EUR	669,526	—	—
			—	—
Dominican Republic (Cost $19,678,112)
Dominican (Rep of) 7.500%, 05/06/2021		1,617,000	1,790,828	0.17
Dominican (Rep of) 6.600%, 01/28/2024		940,000	1,048,100	0.10
Dominican (Rep of) 5.875%, 04/18/2024		4,789,000	5,148,175	0.49
Dominican (Rep of) 5.500%, 01/27/2025		3,120,000	3,283,800	0.32
Dominican (Rep of) 6.875%, 01/29/2026		2,910,000	3,310,125	0.32
Dominican (Rep of) 7.450%, 04/30/2044		1,820,000	2,133,950	0.20
Dominican (Rep of) 6.850%, 01/27/2045		3,497,000	3,829,215	0.37
			20,544,193	1.97
Ecuador (Cost $54,225,063)
Ecuador (Rep of) 10.500%, 03/24/2020		16,651,000	17,650,060	1.70
Ecuador (Rep of) 10.750%, 03/28/2022		15,448,000	16,722,460	1.61
Ecuador (Rep of) 8.750%, 06/02/2023(2)		5,424,000	5,424,000	0.52
Ecuador (Rep of) 7.950%, 06/20/2024		6,038,000	5,781,385	0.55
Ecuador (Rep of) 9.650%, 12/13/2026		3,176,000	3,255,400	0.31
Ecuador (Rep of) 9.625%, 06/02/2027(2)		2,840,000	2,903,900	0.28
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.925%, 09/24/2019		5,627,368	5,655,505	0.54
			57,392,710	5.51
Egypt (Cost $18,208,413)
Egypt (Rep of) 6.125%, 01/31/2022		980,000	1,010,772	0.10
Egypt (Rep of) 7.500%, 01/31/2027		7,110,000	7,640,975	0.74
Egypt (Rep of) 6.875%, 04/30/2040		230,000	220,225	0.02
Egypt (Rep of) 8.500%, 01/31/2047		2,720,000	2,955,922	0.28
Egypt Treasury Bills 17.057%, 09/12/2017(8)	EGP	23,000,000	1,255,569	0.12
Egypt Treasury Bills 16.393%, 09/26/2017(8)	EGP	16,975,000	919,493	0.09
Egypt Treasury Bills 17.546%, 10/10/2017(8)	EGP	4,000,000	214,996	0.02
Egypt Treasury Bills 17.377%, 10/31/2017(8)	EGP	20,175,000	1,071,874	0.10
Egypt Treasury Bills 17.118%, 11/14/2017(8)	EGP	16,650,000	877,792	0.09
Egypt Treasury Bills 17.201%, 11/21/2017(8)	EGP	5,250,000	275,717	0.03
Egypt Treasury Bills 18.775%, 11/28/2017(8)	EGP	19,975,000	1,045,002	0.10
Egypt Treasury Bills 17.247%, 12/12/2017(8)	EGP	3,500,000	181,701	0.02
Egypt Treasury Bills 18.958%, 03/13/2018(8)	EGP	5,025,000	248,893	0.02
Egypt Treasury Bills 18.881%, 04/10/2018(8)	EGP	7,100,000	347,164	0.03
			18,266,095	1.76
El Salvador (Cost $5,662,059)
El Salvador (Rep of) 7.375%, 12/01/2019		1,190,000	1,201,900	0.12
El Salvador (Rep of) 5.875%, 01/30/2025		640,000	578,400	0.06
El Salvador (Rep of) 6.375%, 01/18/2027		270,000	244,350	0.02
El Salvador (Rep of) 8.625%, 02/28/2029		580,000	600,300	0.06
El Salvador (Rep of) 8.250%, 04/10/2032		495,000	491,288	0.05
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	139,500	0.01
El Salvador (Rep of) 7.625%, 02/01/2041		2,420,000	2,220,350	0.21
			5,476,088	0.53

Ethiopia (Cost $4,194,578)
Ethiopia (Rep of) 6.625%, 12/11/2024		4,390,000	4,411,950	0.42
			4,411,950	0.42

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Gabon (Cost $4,064,550)
Gabon (Rep of) 6.375%, 12/12/2024		4,199,700	$4,099,411	0.39
			4,099,411	0.39
Georgia (Cost $3,465,656)
Georgia (Rep of) 6.875%, 04/12/2021		2,840,000	3,160,920	0.30
Georgian Railway JSC 7.750%, 07/11/2022		340,000	373,150	0.04
			3,534,070	0.34
Ghana (Cost $877,920)
Ghana (Rep of) 9.250%, 09/15/2022		840,000	916,264	0.09
			916,264	0.09
Guatemala (Cost $1,590,203)
Guatemala (Rep of) 4.875%, 02/13/2028		1,557,000	1,603,975	0.15
			1,603,975	0.15
Hungary (Cost $16,442,592)
Hungary (Rep of) 5.375%, 02/21/2023		3,604,000	4,040,343	0.39
Hungary (Rep of) 5.750%, 11/22/2023		4,686,000	5,400,615	0.52
Hungary (Rep of) 5.375%, 03/25/2024		1,910,000	2,169,462	0.21
Hungary (Rep of) 5.500%, 06/24/2025	HUF	511,880,000	2,372,596	0.22
Hungary (Rep of) 7.625%, 03/29/2041		2,200,000	3,337,299	0.32
			17,320,315	1.66
India (Cost $25,926,950)
Export-Import Bank of India 4.000%, 08/07/2017		400,000	400,120	0.04
Export-Import Bank of India 4.000%, 01/14/2023		1,359,000	1,421,170	0.14
Export-Import Bank of India 3.375%, 08/05/2026		430,000	420,773	0.04
India (Rep of) 7.720%, 05/25/2025	INR	763,510,000	12,523,331	1.20
India (Rep of) 7.590%, 01/11/2026	INR	730,000,000	11,946,220	1.15
			26,711,614	2.57
Indonesia (Cost $51,323,347)
Indonesia (Rep of) 11.500%, 09/15/2019	IDR	8,034,000,000	660,940	0.06
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	40,533,000,000	3,194,645	0.31
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	37,425,000,000	2,840,446	0.27
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	8,359,000,000	590,875	0.06
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	50,635,000,000	4,125,069	0.39
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	89,733,000,000	6,766,679	0.65
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	27,075,000,000	2,270,677	0.22
Indonesia (Rep of) 7.500%, 08/15/2032	IDR	24,771,000,000	1,882,585	0.18
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	22,278,000,000	1,534,212	0.15
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	13,068,000,000	1,058,094	0.10
Indonesia (Rep of) 8.500%, 10/12/2035		855,000	1,255,023	0.12
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	31,458,000,000	2,508,825	0.24
Indonesia (Rep of) 6.625%, 02/17/2037		1,384,000	1,750,746	0.17
Indonesia (Rep of) 7.750%, 01/17/2038		1,908,000	2,699,125	0.26
Indonesia (Rep of) 5.250%, 01/17/2042		1,103,000	1,209,261	0.11
Indonesia (Rep of) 5.125%, 01/15/2045		2,201,000	2,393,777	0.23
Indonesia (Rep of) 5.950%, 01/08/2046		2,379,000	2,878,019	0.28
Indonesia (Rep of) 5.250%, 01/08/2047		1,557,000	1,722,838	0.16
Majapahit Holding B.V. 8.000%, 08/07/2019		160,000	177,600	0.02
Majapahit Holding B.V. 7.750%, 01/20/2020		450,000	504,585	0.05
Pertamina Persero PT 6.000%, 05/03/2042		819,000	903,167	0.09
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		4,740,000	5,196,462	0.50

Perusahaan Listrik Negara PT 5.250%, 05/15/2047(2)		788,000	800,042	0.08
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		1,448,000	1,509,666	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Perusahaan Penerbit SBSN Indonesia III 4.550%, 03/29/2026		2,080,000	$2,188,010	0.21
			52,621,368	5.05
Iraq (Cost $874,007)
Oilflow SPV 1 DAC 12.000%, 01/13/2022		850,000	892,472	0.09
			892,472	0.09
Ivory Coast (Cost $9,314,874)
Ivory Coast (Rep of) 6.375%, 03/03/2028		576,000	590,400	0.06
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		9,131,795	8,950,985	0.86
			9,541,385	0.92
Jamaica (Cost $10,233,492)
Digicel Group Ltd. 8.250%, 09/30/2020		9,320,000	8,935,550	0.86
Digicel Group Ltd. 7.125%, 04/01/2022		1,520,000	1,349,760	0.13
Jamaica (Rep of) 7.875%, 07/28/2045		430,000	510,836	0.05
			10,796,146	1.04
Jordan (Cost $785,422)
Jordan (Rep of) 5.750%, 01/31/2027		830,000	824,557	0.08
			824,557	0.08
Kazakhstan (Cost $26,550,413)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		2,653,000	2,635,050	0.25
KazAgro National Management Holding JSC 4.625%, 05/24/2023		1,300,000	1,279,338	0.12
Kazakhstan (Rep of) 5.125%, 07/21/2025		6,144,000	6,751,642	0.65
Kazakhstan (Rep of) 4.875%, 10/14/2044		889,000	896,823	0.09
Kazakhstan (Rep of) 6.500%, 07/21/2045		1,473,000	1,774,850	0.17
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		3,651,000	3,940,721	0.38
Kazakhstan Temir Zholy National Co. JSC 6.375%, 10/06/2020		606,000	649,935	0.06
Kazkommertsbank JSC 8.500%, 05/11/2018		995,000	1,027,019	0.10
Kazkommertsbank JSC 5.500%, 12/21/2022		938,407	915,022	0.09
KazMunayGas National Co. JSC 9.125%, 07/02/2018		1,041,000	1,102,159	0.11
KazMunayGas National Co. JSC 7.000%, 05/05/2020		1,744,000	1,905,320	0.18
KazMunayGas National Co. JSC 6.375%, 04/09/2021		730,000	797,310	0.08
KazMunayGas National Co. JSC 5.750%, 04/30/2043		586,000	578,382	0.06
Nostrum Oil & Gas Finance BV/Old 8.000%, 07/25/2022(2)		400,000	402,160	0.04
Zhaikmunai LLP 6.375%, 02/14/2019		1,693,000	1,678,069	0.16
Zhaikmunai LLP 7.125%, 11/13/2019		2,018,000	2,031,852	0.19
			28,365,652	2.73
Kenya (Cost $476,437)
Kenya (Rep of) 6.875%, 06/24/2024		500,000	510,160	0.05
			510,160	0.05
Kuwait (Cost $1,584,696)
Kuwait (Rep of) 2.750%, 03/20/2022		1,570,000	1,581,461	0.15
			1,581,461	0.15
Lebanon (Cost $13,998,422)
Lebanon (Rep of) 5.150%, 11/12/2018		280,000	281,484	0.03
Lebanon (Rep of) 5.450%, 11/28/2019		680,000	678,191	0.07
Lebanon (Rep of) 6.375%, 03/09/2020		1,864,000	1,894,666	0.18
Lebanon (Rep of) 8.250%, 04/12/2021		972,000	1,042,311	0.10
Lebanon (Rep of) 6.100%, 10/04/2022		1,247,000	1,240,765	0.12
Lebanon (Rep of) 6.000%, 01/27/2023		3,300,000	3,255,780	0.31
Lebanon (Rep of) 6.200%, 02/26/2025		1,279,000	1,260,672	0.12

Lebanon (Rep of) 6.600%, 11/27/2026		3,388,000	3,378,934	0.32

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lebanon - (continued)
Lebanon (Rep of) 6.750%, 11/29/2027		857,000	$855,286	0.08
			13,888,089	1.33
Malaysia (Cost $17,820,056)
Malaysia (Rep of) 4.240%, 02/07/2018	MYR	21,938,000	5,152,338	0.50
Malaysia (Rep of) 3.659%, 10/15/2020	MYR	25,740,000	6,019,126	0.58
Malaysia (Rep of) 3.882%, 03/10/2022	MYR	2,246,000	528,470	0.05
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,037,000	237,494	0.02
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	146,000	33,360	—
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	2,150,000	507,625	0.05
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	50,000	11,566	—
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	125,000	29,743	—
Malaysia (Rep of) 3.900%, 11/30/2026	MYR	114,000	26,199	—
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	2,170,000	512,926	0.05
Malaysia (Rep of) 3.844%, 04/15/2033	MYR	193,000	42,158	0.01
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	468,000	105,821	0.01
Petronas Capital Ltd. 5.250%, 08/12/2019		1,252,000	1,328,150	0.13
Petronas Capital Ltd. 7.875%, 05/22/2022		1,660,000	2,052,119	0.20
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		1,171,000	1,267,490	0.12
			17,854,585	1.72
Mexico (Cost $82,071,470)
Comision Federal de Electricidad 4.875%, 01/15/2024		1,453,000	1,543,812	0.15
Comision Federal de Electricidad 5.750%, 02/14/2042		570,000	586,387	0.06
Mexican Bonos 6.500%, 06/10/2021	MXN	639,030,000	35,620,920	3.42
Mexican Bonos 5.750%, 03/05/2026	MXN	124,710,000	6,505,725	0.62
Mexican Bonos 7.750%, 05/29/2031	MXN	62,510,000	3,738,942	0.36
Mexican Bonos 7.750%, 11/23/2034	MXN	101,570,000	6,079,937	0.58
Mexican Udibonos 4.000%, 06/13/2019(3)	MXN	35,700,000	11,737,991	1.13
Mexico (Rep of) 6.050%, 01/11/2040		472,000	560,264	0.05
Mexico (Rep of) 4.750%, 03/08/2044		1,206,000	1,220,472	0.12
Mexico (Rep of) 5.550%, 01/21/2045		747,000	844,857	0.08
Mexico (Rep of) 4.600%, 01/23/2046		4,393,000	4,349,070	0.42
Mexico (Rep of) 4.350%, 01/15/2047		907,000	867,092	0.08
Mexico (Rep of) 5.750%, 10/12/2110		388,000	409,146	0.04
Petroleos Mexicanos 6.000%, 03/05/2020		274,000	295,547	0.03
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	44,460,000	2,244,415	0.22
Petroleos Mexicanos 6.875%, 08/04/2026		3,095,000	3,500,136	0.34
Petroleos Mexicanos 6.500%, 06/02/2041		2,260,000	2,322,150	0.22
Petroleos Mexicanos 5.500%, 06/27/2044		258,000	236,070	0.02
Petroleos Mexicanos 5.625%, 01/23/2046		1,590,000	1,459,843	0.14
Petroleos Mexicanos 6.750%, 09/21/2047		2,751,000	2,894,052	0.28
			87,016,828	8.36
Mongolia (Cost $2,454,316)
Energy Resources LLC, FRN 3.970%, 09/30/2022		2,930,459	2,710,675	0.26
Energy Resources LLC 2.149%, 12/31/2049(9)		992,986	397,194	0.04
			3,107,869	0.30
Morocco (Cost $5,491,450)
Morocco (Rep of) 4.250%, 12/11/2022		3,502,000	3,699,688	0.35
Morocco (Rep of) 5.500%, 12/11/2042		1,748,000	1,946,608	0.19
			5,646,296	0.54
Namibia (Cost $296,942)
Namibia (Rep of) 5.250%, 10/29/2025		330,000	340,379	0.03
			340,379	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $548,376)
Seven Energy Finance Ltd. 10.250%, 10/11/2021(9)		930,781	$353,697	0.03
			353,697	0.03
Oman (Cost $3,473,531)
Oman (Rep of) 4.750%, 06/15/2026		1,394,000	1,387,030	0.13
Oman (Rep of) 6.500%, 03/08/2047		2,010,000	2,095,268	0.20
			3,482,298	0.33
Pakistan (Cost $13,065,408)
Pakistan (Rep of) 7.250%, 04/15/2019		5,338,000	5,577,751	0.54
Pakistan (Rep of) 8.250%, 04/15/2024		1,988,000	2,219,312	0.21
Pakistan (Rep of) 8.250%, 09/30/2025		1,700,000	1,919,225	0.18
Second Pakistan International Sukuk (The) Co. Ltd. 6.750%, 12/03/2019		1,890,000	1,975,976	0.19
Third Pakistan International Sukuk (The) Co. Ltd. 5.500%, 10/13/2021		1,583,000	1,622,317	0.16
			13,314,581	1.28
Panama (Cost $9,405,857)
Panama (Rep of) 4.000%, 09/22/2024		470,000	498,200	0.05
Panama (Rep of) 7.125%, 01/29/2026		1,819,000	2,327,410	0.22
Panama (Rep of) 8.875%, 09/30/2027		777,000	1,113,053	0.11
Panama (Rep of) 9.375%, 04/01/2029		381,000	567,690	0.06
Panama (Rep of) 6.700%, 01/26/2036		1,302,000	1,697,157	0.16
Panama (Rep of) 4.500%, 05/15/2047		910,000	937,300	0.09
Panama (Rep of) 4.300%, 04/29/2053		2,540,000	2,533,650	0.24
			9,674,460	0.93
Paraguay (Cost $954,933)
Paraguay (Rep of) 4.625%, 01/25/2023		390,000	409,227	0.04
Paraguay (Rep of) 4.700%, 03/27/2027		546,000	567,157	0.05
			976,384	0.09
Peru (Cost $26,422,140)
Fondo MIVIVIENDA S.A. 7.000%, 02/14/2024	PEN	5,140,000	1,645,657	0.16
Peru (Rep of) 5.700%, 08/12/2024	PEN	8,284,000	2,657,115	0.26
Peru (Rep of) 7.350%, 07/21/2025		4,489,000	5,897,424	0.57
Peru (Rep of) 8.200%, 08/12/2026	PEN	5,684,000	2,104,404	0.20
Peru (Rep of) 6.350%, 08/12/2028	PEN	7,362,000	2,409,483	0.23
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,577,000	537,532	0.05
Peru (Rep of) 8.750%, 11/21/2033		2,186,000	3,382,835	0.32
Peru (Rep of) 6.900%, 08/12/2037	PEN	5,391,000	1,821,361	0.18
Peru (Rep of) 5.625%, 11/18/2050		4,243,000	5,225,254	0.50
Peru Government Bond 6.150%, 08/12/2032(2)	PEN	3,686,000	1,164,560	0.11
			26,845,625	2.58
Philippines (Cost $16,236,203)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	11,000,000	223,444	0.02
Philippines (Rep of) 3.900%, 11/26/2022	PHP	35,000,000	682,382	0.06
Philippines (Rep of) 10.625%, 03/16/2025		517,000	793,282	0.08
Philippines (Rep of) 5.500%, 03/30/2026		500,000	600,694	0.06
Philippines (Rep of) 9.500%, 02/02/2030		2,117,000	3,412,409	0.33
Philippines (Rep of) 7.750%, 01/14/2031		2,708,000	3,916,366	0.38
Philippines (Rep of) 6.375%, 10/23/2034		1,699,000	2,283,256	0.22
Philippines (Rep of) 6.250%, 01/14/2036	PHP	15,000,000	334,780	0.03

Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		3,036,000	3,903,085	0.37
			16,149,698	1.55

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland (Cost $14,380,423)
Poland (Rep of) 5.000%, 03/23/2022		943,000	$1,043,901	0.10
Poland (Rep of) 3.000%, 03/17/2023		315,000	320,355	0.03
Poland (Rep of) 4.000%, 10/25/2023	PLN	12,273,000	3,621,401	0.35
Poland (Rep of) 3.250%, 07/25/2025	PLN	19,011,000	5,310,338	0.51
Poland (Rep of) 2.500%, 07/25/2026	PLN	18,804,000	4,914,168	0.47
			15,210,163	1.46
Romania (Cost $11,064,973)
Romania (Rep of) 6.750%, 02/07/2022		5,802,000	6,730,320	0.64
Romania (Rep of) 4.375%, 08/22/2023		3,966,000	4,243,620	0.41
Romania (Rep of) 6.125%, 01/22/2044		230,000	291,082	0.03
			11,265,022	1.08
Russian Federation (Cost $45,260,032)
CEDC Finance Corp. International, Inc. 10.000%, 12/31/2022(2)		1,071,532	1,007,240	0.10
Credit Bank of Moscow Via CBOM Finance PLC 5.875%, 11/07/2021		2,500,000	2,583,645	0.25
GTH Finance B.V. 6.250%, 04/26/2020		1,460,000	1,545,235	0.15
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		1,148,000	1,193,185	0.11
Russian Federal Bond - OFZ 7.500%, 08/18/2021	RUB	514,379,000	8,486,092	0.82
Russian Federal Bond - OFZ 7.400%, 12/07/2022	RUB	74,448,000	1,219,632	0.12
Russian Federal Bond - OFZ 7.750%, 09/16/2026	RUB	462,078,000	7,735,923	0.74
Russian Federal Bond - OFZ 8.500%, 09/17/2031	RUB	198,344,000	3,518,043	0.34
Russian Foreign Bond - Eurobond 5.250%, 06/23/2047(2)		2,600,000	2,622,532	0.25
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		4,715,000	5,056,838	0.49
Russian Standard Ltd. 13.000%, 10/27/2022(9)		784,112	429,756	0.04
SCF Capital Ltd. 5.375%, 06/16/2023		1,640,000	1,696,580	0.16
VimpelCom Holdings BV 3.950%, 06/16/2021(2)		1,500,000	1,505,625	0.14
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		2,524,000	2,547,054	0.25
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		2,430,000	2,632,905	0.25
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		430,000	458,976	0.04
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,137,000	1,213,825	0.12
			45,453,086	4.37
Senegal (Cost $3,059,224)
Senegal (Rep of) 8.750%, 05/13/2021		699,000	801,369	0.08
Senegal (Rep of) 6.250%, 05/23/2033(2)		2,289,000	2,351,947	0.22
			3,153,316	0.30
Serbia (Cost $3,231,183)
Serbia (Rep of) 4.875%, 02/25/2020		2,524,000	2,647,318	0.25
Serbia (Rep of) 7.250%, 09/28/2021		580,000	672,533	0.07
			3,319,851	0.32
South Africa (Cost $49,627,053)
Eskom Holdings SOC Ltd. 6.750%, 08/06/2023		1,704,000	1,727,907	0.17
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025		1,640,000	1,662,878	0.16
Liquid Telecommunications Financing Plc 8.500%, 07/13/2022(2)		300,000	306,088	0.03
South Africa (Rep of) 5.500%, 03/09/2020		2,150,000	2,292,386	0.22

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 5.875%, 05/30/2022		2,130,000	$2,337,471	0.22
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	64,599,000	4,856,712	0.47
South Africa (Rep of) 4.875%, 04/14/2026		1,990,000	2,010,807	0.19
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	10,360,270	880,111	0.09
South Africa (Rep of) 4.300%, 10/12/2028		4,769,000	4,521,508	0.43
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	47,052,052	3,265,551	0.31
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	104,607,000	6,566,974	0.63
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	39,694,200	2,740,226	0.26
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	39,742,660	2,697,392	0.26
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	57,832,000	3,918,095	0.38
South Africa (Rep of) 5.000%, 10/12/2046		3,343,000	3,129,717	0.30
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	93,651,000	6,342,792	0.61
			49,256,615	4.73
Sri Lanka (Cost $1,338,349)
Sri Lanka (Rep of) 6.825%, 07/18/2026		661,000	712,236	0.07
Sri Lanka (Rep of) 6.200%, 05/11/2027(2)		671,000	691,132	0.07
			1,403,368	0.14
Suriname (Cost $1,624,895)
Suriname (Rep of) 9.250%, 10/26/2026		1,637,000	1,673,832	0.16
			1,673,832	0.16
Thailand (Cost $2,702,533)
Thailand (Rep of) 1.250%, 03/12/2028(3)	THB	22,210,000	642,731	0.06
Thailand (Rep of) 3.400%, 06/17/2036	THB	58,033,000	1,832,109	0.18
Thailand (Rep of) 4.675%, 06/29/2044	THB	6,522,000	242,349	0.02
			2,717,189	0.26
Turkey (Cost $34,775,673)
Turkey (Rep of) 6.750%, 04/03/2018		2,450,000	2,522,108	0.24
Turkey (Rep of) 7.000%, 03/11/2019		1,410,000	1,503,399	0.15
Turkey (Rep of) 7.500%, 11/07/2019		1,620,000	1,776,087	0.17
Turkey (Rep of) 9.400%, 07/08/2020	TRY	10,111,000	2,775,293	0.27
Turkey (Rep of) 10.700%, 02/17/2021	TRY	31,155,000	8,887,897	0.85
Turkey (Rep of) 5.625%, 03/30/2021		1,980,000	2,110,046	0.20
Turkey (Rep of) 3.000%, 02/23/2022(3)	TRY	5,042,000	2,231,644	0.22
Turkey (Rep of) 6.250%, 09/26/2022		400,000	438,638	0.04
Turkey (Rep of) 5.750%, 03/22/2024		1,770,000	1,889,422	0.18
Turkey (Rep of) 7.375%, 02/05/2025		1,107,000	1,292,788	0.12
Turkey (Rep of) 10.600%, 02/11/2026	TRY	9,888,000	2,854,564	0.27
Turkey (Rep of) 6.000%, 03/25/2027		890,000	958,295	0.09
Turkey (Rep of) 6.750%, 05/30/2040		1,537,000	1,728,842	0.17
Turkey (Rep of) 6.000%, 01/14/2041		650,000	671,845	0.07
			31,640,868	3.04
Ukraine (Cost $19,063,407)
DTEK Finance PLC(47% PIK), 10.750%, 12/31/2024(9)		1,234,476	1,148,273	0.11
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,182,000	1,246,418	0.12
Metinvest B.V.(70% PIK), 9.373%, 12/31/2021(9)		5,965,720	5,664,452	0.54
MHP S.A. 8.250%, 04/02/2020		2,615,000	2,784,975	0.27
MHP S.A. 7.750%, 05/10/2024		400,000	413,000	0.04
Oschadbank Via SSB #1 PLC, FRN 9.625%, 03/20/2025		490,000	513,030	0.05
Ukraine (Rep of) 7.750%, 09/01/2020		480,000	498,000	0.05
Ukraine (Rep of) 7.750%, 09/01/2021		119,000	122,867	0.01
Ukraine (Rep of) 7.750%, 09/01/2022		642,000	658,050	0.06
Ukraine (Rep of) 7.750%, 09/01/2023		322,000	325,758	0.03
Ukraine (Rep of) 7.750%, 09/01/2024		278,000	277,714	0.03
Ukraine (Rep of) 7.750%, 09/01/2025		628,000	622,662	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Ukraine (Rep of) 7.750%, 09/01/2026		1,416,000	$1,393,061	0.13
Ukraine (Rep of) 7.750%, 09/01/2027		1,486,000	1,458,345	0.14
Ukreximbank Via Biz Finance PLC 9.750%, 01/22/2025		2,040,000	2,135,880	0.21
UkrLandFarming PLC 10.875%, 03/26/2018(5)		1,012,816	263,535	0.03
			19,526,020	1.88
United Arab Emirates (Cost $2,106,366)
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		1,569,000	1,806,283	0.17
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		310,000	311,910	0.03
			2,118,193	0.20
Uruguay (Cost $10,201,349)
Uruguay (Rep of) 4.500%, 08/14/2024		1,744,374	1,898,751	0.18
Uruguay (Rep of) 4.375%, 12/15/2028(3)	UYU	22,262,900	1,351,170	0.13
Uruguay (Rep of) 7.875%, 01/15/2033		2,646,000	3,647,511	0.35
Uruguay (Rep of) 7.625%, 03/21/2036		1,314,000	1,797,552	0.17
Uruguay (Rep of) 4.125%, 11/20/2045		654,235	614,981	0.06
Uruguay (Rep of) 5.100%, 06/18/2050		1,086,000	1,121,295	0.11
			10,431,260	1.00
Venezuela (Cost $67,373,355)
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		657,800	496,771	0.05
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		45,792,000	30,337,200	2.91
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		2,819,076	1,106,487	0.11
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		295,000	135,331	0.01
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		480,000	156,432	0.01
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		3,353,147	1,292,638	0.12
Venezuela (Rep of) 7.750%, 10/13/2019		1,260,000	538,650	0.05
Venezuela (Rep of) 6.000%, 12/09/2020		953,000	381,200	0.04
Venezuela (Rep of) 12.750%, 08/23/2022		2,756,000	1,226,420	0.12
Venezuela (Rep of) 9.000%, 05/07/2023		1,570,000	612,300	0.06
Venezuela (Rep of) 8.250%, 10/13/2024		6,880,000	2,614,400	0.25
Venezuela (Rep of) 7.650%, 04/21/2025		752,000	283,880	0.03
Venezuela (Rep of) 11.750%, 10/21/2026		14,386,400	6,078,254	0.58
Venezuela (Rep of) 9.250%, 09/15/2027		1,860,000	781,200	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		3,953,000	1,512,023	0.15
Venezuela (Rep of) 11.950%, 08/05/2031		19,782,800	8,210,643	0.79
			55,763,829	5.36
Vietnam (Cost $4,811,273)
Vietnam (Rep of) 6.750%, 01/29/2020		4,010,000	4,371,069	0.42
Vietnam (Rep of) 4.800%, 11/19/2024		482,000	506,892	0.05
			4,877,961	0.47
Zambia (Cost $5,563,291)
Zambia (Rep of) 8.500%, 04/14/2024		540,000	573,659	0.05
Zambia (Rep of) 8.970%, 07/30/2027		5,459,000	5,916,137	0.57
			6,489,796	0.62
Total Debt Securities (Cost $958,366,673)			965,106,532	92.70

Bank Loans
China (Cost $281,761)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(6)(7)		638,734	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016(6)(7)		281,761	—	—
			—	—
United Arab Emirates (Cost $10,240,189)
DP World Ltd. 3.750%, 09/30/2022		7,039,882	6,406,292	0.61

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
DP World Ltd. 4.750%, 09/30/2022		5,453,933	$4,963,079	0.48
			11,369,371	1.09
Total Bank Loans (Cost $10,521,950)			11,369,371	1.09

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Mexico (Cost $13,827)
Corp. GEO S.A.B. de C.V., Series B*	MXN	36,793	$3,947	—

Mongolia (Cost $1,170,643)
Mongolian Mining Corp.*	HKD	6,813,061	237,691	0.03

Russian Federation (Cost $130,309)
Roust Corp.*		8,407	121,902	0.01

Total Equity Securities (Cost $1,314,779)			363,540	0.04

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92*(2)(4)(6)		1,308,684	$—	—

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(6)	MXN	63,823	—	—

Total Warrants (Cost $27,482)			—	—

Total Investments in Securities (Cost $970,230,884)			$976,839,443	93.83

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $4,267,128)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	$21,214	—
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	165,990	0.02
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	12,660,000,000	1,023,411	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	336,303	0.03
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	197,044	0.02
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	11,300,000,000	960,989	0.09
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	789,017	0.08
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	220,801	0.02
			3,714,769	0.36
Total Fully Funded Total Return Swaps (Cost $4,267,128)			3,714,769	0.36

Total Investments (Total Cost $974,498,012)			$980,554,212	94.19

Other Assets Less Liabilities			60,521,974	5.81
Net Assets			$1,041,076,186	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.
(4)	Restricted security that has been deemed illiquid. At July 31, 2017, the value of these restricted illiquid securities amounted to $1,903,655 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047	07/25/2017	$1,876,114
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016	01/14/2013-07/20/2015	1,953,742
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482

(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Maturity has been extended under the terms of a plan of reorganization.
(8)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(9)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2017	BNP Paribas	Brazilian Real	16,111,347	United States Dollar	4,816,100	$350,526
08/02/2017	HSBC Bank	Brazilian Real	27,025,901	United States Dollar	8,097,648	569,083
08/02/2017	Morgan Stanley	Brazilian Real	27,025,901	United States Dollar	8,093,162	573,569
08/02/2017	Citibank	United States Dollar	5,635,026	Brazilian Real	17,744,698	(55,386)
08/02/2017	HSBC Bank	United States Dollar	5,627,878	Brazilian Real	17,744,698	(62,535)
08/02/2017	Santander	United States Dollar	5,560,000	Brazilian Real	18,595,420	(403,224)
08/02/2017	Standard Chartered	United States Dollar	4,809,265	Brazilian Real	16,078,334	(346,774)
08/04/2017	Credit Suisse	United States Dollar	880,347	Chilean Peso	570,456,000	4,205
08/31/2017	Standard Chartered	Czech Koruna	134,535,786	United States Dollar	5,840,494	280,404
08/31/2017	Standard Chartered	Czech Koruna	38,435,254	United States Dollar	1,729,565	19,102
08/31/2017	BNP Paribas	Hungarian Forint	23,867,800	United States Dollar	88,002	5,066
08/31/2017	Deutsche Bank	Hungarian Forint	1,827,578,197	United States Dollar	6,670,716	455,552
08/31/2017	Merrill Lynch	Israeli Shekel	12,477,518	United States Dollar	3,496,915	11,480
08/31/2017	BNP Paribas	Polish Zloty	36,094,749	United States Dollar	9,628,835	408,929
08/31/2017	Merrill Lynch	Polish Zloty	9,299,061	United States Dollar	2,482,000	104,021
08/31/2017	Merrill Lynch	Polish Zloty	15,711,112	United States Dollar	4,299,526	69,654
08/31/2017	Deutsche Bank	Romanian Leu	8,436,641	United States Dollar	2,078,666	113,229
08/31/2017	HSBC Bank	Russian Ruble	932,947,082	United States Dollar	15,400,249	100,164
08/31/2017	BNP Paribas	South African Rand	54,986,574	United States Dollar	4,220,160	(71,565)
08/31/2017	Merrill Lynch	Turkish Lira	27,129,740	United States Dollar	7,540,228	87,663
09/05/2017	Citibank	Brazilian Real	17,744,698	United States Dollar	5,599,640	49,215
09/05/2017	HSBC Bank	Brazilian Real	17,744,698	United States Dollar	5,591,963	56,891
09/08/2017	Citibank	Czech Koruna	12,875,952	Euro	480,000	16,681
09/08/2017	JP Morgan	Czech Koruna	14,716,939	Euro	549,406	18,145
09/08/2017	Merrill Lynch	Czech Koruna	202,004,140	Euro	7,540,000	250,387
09/08/2017	Merrill Lynch	Czech Koruna	29,294,632	Euro	1,098,435	30,397
09/08/2017	JP Morgan	Euro	760,000	Czech Koruna	20,410,554	(27,487)
09/08/2017	Standard Chartered	Euro	16,280,021	United States Dollar	19,013,355	301,685
09/29/2017	HSBC Bank	Chinese Yuan Renminbi	13,355,382	United States Dollar	1,951,400	28,055
09/29/2017	Merrill Lynch	Chinese Yuan Renminbi	158,305,090	United States Dollar	23,068,137	394,897
09/29/2017	Credit Suisse	Hungarian Forint	1,555,084,361	United States Dollar	5,971,448	99,150
09/29/2017	Citibank	Indian Rupee	325,711,662	United States Dollar	5,027,384	19,670
09/29/2017	Citibank	Indian Rupee	67,091,360	United States Dollar	1,036,000	3,612
09/29/2017	ANZ	Philippine Peso	145,432,456	United States Dollar	2,849,215	21,541
09/29/2017	BNP Paribas	Philippine Peso	52,877,440	United States Dollar	1,036,000	7,771
09/29/2017	Credit Suisse	Polish Zloty	28,640,664	United States Dollar	7,646,023	319,120
09/29/2017	Standard Chartered	Polish Zloty	15,711,112	United States Dollar	4,284,120	85,236
09/29/2017	Merrill Lynch	Romanian Leu	9,039,098	United States Dollar	2,237,345	112,725
09/29/2017	ANZ	Thai Baht	41,108,320	United States Dollar	1,210,778	24,968
09/29/2017	Citibank	Thai Baht	499,737,200	United States Dollar	14,642,168	380,293
09/29/2017	Morgan Stanley	Thai Baht	88,364,513	United States Dollar	2,601,788	54,514
09/29/2017	HSBC Bank	Turkish Lira	27,129,740	United States Dollar	7,471,597	98,424
10/03/2017	Deutsche Bank	United States Dollar	3,211,000	Brazilian Real	11,421,527	(410,440)
10/03/2017	Deutsche Bank	United States Dollar	6,024,000	Brazilian Real	21,454,476	(778,601)
10/03/2017	Goldman Sachs	United States Dollar	9,235,000	Brazilian Real	32,811,955	(1,168,733)
10/31/2017	BNP Paribas	Argentine Peso	9,349,900	United States Dollar	518,000	(16,199)
10/31/2017	BNP Paribas	Argentine Peso	51,142,044	United States Dollar	2,793,121	(48,373)
10/31/2017	BNP Paribas	Chilean Peso	338,409,400	United States Dollar	518,000	1,635
10/31/2017	Credit Suisse	Chilean Peso	8,678,464,740	United States Dollar	13,282,619	43,355
10/31/2017	Deutsche Bank	Chilean Peso	389,189,500	United States Dollar	595,000	2,609
10/31/2017	Credit Suisse	Colombian Peso	31,917,552,750	United States Dollar	10,514,413	57,957
10/31/2017	BNP Paribas	Czech Koruna	103,410,000	United States Dollar	4,672,842	50,957
10/31/2017	BNP Paribas	Hungarian Forint	1,555,084,361	United States Dollar	5,952,797	127,506
10/31/2017	Deutsche Bank	Indonesian Rupiah	9,751,250,000	United States Dollar	725,000	(482)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2017	Merrill Lynch	Indonesian Rupiah	29,691,204,784	United States Dollar	2,205,229	$827
10/31/2017	BNP Paribas	Korean Won	28,666,959,664	United States Dollar	24,949,269	667,870
10/31/2017	Citibank	Mexican Peso	18,466,130	United States Dollar	1,036,000	(14,117)
10/31/2017	BNP Paribas	Peruvian Nuevo Sol	2,009,820	United States Dollar	615,000	(315)
10/31/2017	HSBC Bank	Polish Zloty	31,422,224	United States Dollar	8,605,881	132,331
10/31/2017	HSBC Bank	Romanian Leu	18,922,484	United States Dollar	4,842,358	80,568
10/31/2017	BNP Paribas	Russian Ruble	68,943,691	United States Dollar	1,128,190	2,110
10/31/2017	Citibank	Singapore Dollar	707,018	United States Dollar	518,000	4,436
10/31/2017	Merrill Lynch	Singapore Dollar	26,678,721	United States Dollar	19,294,098	419,577
10/31/2017	Merrill Lynch	Taiwan Dollar	450,587,865	United States Dollar	14,761,273	213,368
10/31/2017	Barclays	Thai Baht	34,773,340	United States Dollar	1,036,000	9,350
10/31/2017	Morgan Stanley	Thai Baht	314,418,162	United States Dollar	9,328,532	123,449
10/31/2017	BNP Paribas	United States Dollar	3,951,109	Peruvian Nuevo Sol	12,913,408	1,660
10/31/2017	BNP Paribas	United States Dollar	1,518,747	Russian Ruble	93,068,843	(7,073)
10/31/2017	Standard Chartered	United States Dollar	10,726,233	Mexican Peso	190,980,577	157,705
01/03/2018	Santander	United States Dollar	18,440,000	Brazilian Real	65,840,020	(2,145,532)
01/05/2018	BNP Paribas	Czech Koruna	42,252,305	United States Dollar	1,710,000	231,627
01/05/2018	BNP Paribas	Czech Koruna	39,240,093	United States Dollar	1,587,061	216,145
01/05/2018	Citibank	Czech Koruna	54,335,102	United States Dollar	2,201,495	295,375
01/05/2018	HSBC Bank	Czech Koruna	19,207,366	Euro	722,000	20,357
01/05/2018	Standard Chartered	Czech Koruna	39,240,093	United States Dollar	1,589,279	213,927
01/05/2018	BNP Paribas	United States Dollar	6,088,759	Euro	5,658,435	(669,092)
01/05/2018	Standard Chartered	United States Dollar	1,005,151	Euro	910,000	(81,659)

Total						$2,293,138

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate	3.555%	MYR	28,198,000	03/18/2018	$2,781	HSBC Bank

MYR-KLIBOR-BNM 3 Month Rate	3.560%	MYR	24,122,000	03/22/2018	3,093	HSBC Bank

					$5,874

At July 31, 2017, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate	10.375%	BRL	42,397,222	01/04/2021	$528,118	HSBC Bank

Brazil CETIP Interbank Deposit Rate	9.610%	BRL	33,915,256	01/02/2020	(228,564)	Banco Santander

Brazil CETIP Interbank Deposit Rate	10.310%	BRL	22,803,987	01/04/2021	268,490	JP Morgan

Brazil CETIP Interbank Deposit Rate	10.550%	BRL	9,971,971	01/02/2025	144,259	Banco Santander

Brazil CETIP Interbank Deposit Rate	9.055%	BRL	51,016,193	01/02/2020	140,327	BNP Paribas

Brazil CETIP Interbank Deposit Rate	8.695%	BRL	16,344,809	01/02/2020	(4,299)	Banco Santander

MXN-TIIE-BANXICO 28 Day Rate	6.720%	MXN	96,000,000	09/14/2022	(25,366)	Goldman Sachs

US 3 Month LIBOR	2.217%	USD	3,880,000	11/28/2026	(10,089)	HSBC Bank

US 3 Month LIBOR	2.374%	USD	9,200,000	09/15/2027	(89,440)	Merrill Lynch

US 3 Month LIBOR	2.130%	USD	4,300,000	11/16/2026	19,758	BNP Paribas

					$743,194

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$164,182,663	$2,846,480	$167,029,143
Financial Certificates	—	8,563,460	—	8,563,460
Government Agencies	—	30,183,917	—	30,183,917
Government Bonds	—	731,709,944	—	731,709,944
Index Linked Government Bonds	—	25,813,785	—	25,813,785
Municipal Bonds	—	1,806,283	—	1,806,283

Total Debt Securities	—	962,260,052	2,846,480	965,106,532
Bank Loans	—	—	11,369,371	11,369,371
Common Stock	3,947	237,691	121,902	363,540
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	3,714,769	—	3,714,769

Total Investments	$3,947	$966,212,512	$14,337,753	$980,554,212

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$8,600,725	$—	$8,600,725
Interest Rate Swap Contracts	—	5,874	—	5,874
Centrally Cleared Swap Contracts	—	1,100,952	—	1,100,952
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(6,307,587)	—	(6,307,587)
Centrally Cleared Swap Contracts	—	(357,758)	—	(357,758)

Total Other Financial Instruments	$—	$3,042,206	$—	$3,042,206

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2017:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2017
Investments, at value
Corporate Bonds
Brazil	$—	$172	$2,839,200	$—	$—	$7,108	$—	$—	$2,846,480	$7,108
China	—	—	—	—	—	—	—	—	—	—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Russian Federation	—	—	—	—	—	—	—	—	—	—
Bank Loans
China	—	—	—	—	—	—	—	—	—	—
United Arab Emirates	9,954,647	252,013	1,112,867	(650,456)	139,678	560,622	—	—	11,369,371	560,622
Common Stock
Russian Federation	—	—	130,309	—	—	(8,407)	—	—	121,902	(8,407)
Warrants
China	—	—	—	—	—	—	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$9,954,647	$252,185	$4,082,376	$(650,456)	$139,678	$559,323	$—	$—	$14,337,753	$559,323

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2017	Valuation Technique	Unobservable Input
Corporate Bonds	$2,846,480	Temporary adjusted listed price due to corporate action	Adjustment
Bank Loans	11,369,371	Broker quote	Inputs to broker model
Common Stock	121,902	Broker quote	Inputs to broker model

Total	$14,337,753

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$979,542,663

Gross tax appreciation of investments	30,877,377
Gross tax depreciation of investments	(29,865,828)

Net tax appreciation of investments	$1,011,549

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $226,859)
Argentina (Rep of) 7.500%, 04/22/2026		150,000	$161,475	2.20
Argentina (Rep of) 8.280%, 12/31/2033		22,232	24,021	0.33
Argentina (Rep of) , FRN 2.500%, 12/31/2038		67,232	43,667	0.59
			229,163	3.12
Azerbaijan (Cost $182,911)
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		200,000	212,835	2.90
			212,835	2.90
Belarus (Cost $126,480)
Belarus (Rep of) 8.950%, 01/26/2018		130,000	133,292	1.82
			133,292	1.82
Brazil (Cost $299,931)
Brazil (Rep of) 4.875%, 01/22/2021		50,000	53,000	0.72
Brazil (Rep of) 8.875%, 04/15/2024		20,000	25,600	0.35
Brazil (Rep of) 4.250%, 01/07/2025		56,000	56,056	0.76
Brazil (Rep of) 8.250%, 01/20/2034		29,000	36,931	0.50
Brazil (Rep of) 7.125%, 01/20/2037		32,000	37,200	0.51
Petrobras Global Finance B.V. 6.875%, 01/20/2040		65,000	63,213	0.86
Petrobras Global Finance B.V. 6.850%, 06/05/2115		14,000	12,818	0.18
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		33,240	32,741	0.45
			317,559	4.33
Chile (Cost $210,676)
Banco del Estado de Chile 4.125%, 10/07/2020		100,000	105,250	1.43
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		100,000	105,581	1.44
			210,831	2.87
China (Cost $103,760)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	105,944	1.44
			105,944	1.44
Colombia (Cost $244,756)
Colombia (Rep of) 11.750%, 02/25/2020		55,000	67,815	0.92
Colombia (Rep of) 8.125%, 05/21/2024		30,000	38,250	0.52
Colombia (Rep of) 6.125%, 01/18/2041		100,000	115,800	1.58
Ecopetrol S.A. 7.625%, 07/23/2019		20,000	21,960	0.30
			243,825	3.32
Costa Rica (Cost $58,629)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	57,750	0.79
			57,750	0.79
Croatia (Cost $236,399)
Croatia (Rep of) 6.750%, 11/05/2019		100,000	108,831	1.48
Croatia (Rep of) 6.625%, 07/14/2020		120,000	132,660	1.81
			241,491	3.29
Dominican Republic (Cost $273,827)
Dominican (Rep of) 7.500%, 05/06/2021		100,000	110,750	1.51
Dominican (Rep of) 5.875%, 04/18/2024		160,000	172,000	2.34
			282,750	3.85
Ecuador (Cost $369,092)
Ecuador (Rep of) 10.750%, 03/28/2022		200,000	216,500	2.95
Ecuador (Rep of) 7.950%, 06/20/2024		200,000	191,500	2.61
			408,000	5.56

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $38,354)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	$41,466	0.56
			41,466	0.56
El Salvador (Cost $72,360)
El Salvador (Rep of) 5.875%, 01/30/2025		10,000	9,037	0.12
El Salvador (Rep of) 6.375%, 01/18/2027		10,000	9,050	0.13
El Salvador (Rep of) 8.625%, 02/28/2029(2)		20,000	20,700	0.28
El Salvador (Rep of) 8.250%, 04/10/2032		20,000	19,850	0.27
El Salvador (Rep of) 7.650%, 06/15/2035		15,000	13,950	0.19
			72,587	0.99
Georgia (Cost $31,297)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	32,925	0.45
			32,925	0.45
Hungary (Cost $166,433)
Hungary (Rep of) 5.375%, 02/21/2023		52,000	58,295	0.80
Hungary (Rep of) 5.750%, 11/22/2023		48,000	55,320	0.75
Hungary (Rep of) 5.375%, 03/25/2024		26,000	29,532	0.40
Hungary (Rep of) 7.625%, 03/29/2041		26,000	39,441	0.54
			182,588	2.49
Indonesia (Cost $180,414)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	30,767	0.42
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	115,171	1.57
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	42,439	0.58
			188,377	2.57
Ivory Coast (Cost $102,242)
Ivory Coast (Rep of) , FRN 5.750%, 12/31/2032		109,045	106,886	1.46
			106,886	1.46
Jamaica (Cost $187,024)
Digicel Group Ltd. 8.250%, 09/30/2020		200,000	191,750	2.61
			191,750	2.61
Kazakhstan (Cost $329,940)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	61,523	0.84
Kazkommertsbank JSC 5.500%, 12/21/2022		22,306	21,750	0.29
KazMunayGas National Co. JSC 7.000%, 05/05/2020		170,000	185,725	2.53
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	70,493	0.96
			339,491	4.62
Latvia (Cost $29,362)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	30,360	0.41
			30,360	0.41
Lebanon (Cost $180,480)
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	10,053	0.14
Lebanon (Rep of) 5.450%, 11/28/2019		20,000	19,947	0.27
Lebanon (Rep of) 6.375%, 03/09/2020		30,000	30,493	0.41
Lebanon (Rep of) 8.250%, 04/12/2021		24,000	25,736	0.35
Lebanon (Rep of) 6.100%, 10/04/2022		39,000	38,805	0.53
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	9,866	0.13
Lebanon (Rep of) 6.200%, 02/26/2025		12,000	11,828	0.16
Lebanon (Rep of) 6.600%, 11/27/2026		24,000	23,936	0.33
Lebanon (Rep of) 6.750%, 11/29/2027		11,000	10,978	0.15
			181,642	2.47
Malaysia (Cost $62,024)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	61,811	0.84
			61,811	0.84
Mexico (Cost $285,365)
Mexico (Rep of) 6.750%, 09/27/2034		14,000	17,962	0.25

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexico (Rep of) 6.050%, 01/11/2040		10,000	$11,870	0.16
Mexico (Rep of) 4.750%, 03/08/2044		10,000	10,120	0.14
Mexico (Rep of) 5.550%, 01/21/2045		36,000	40,716	0.56
Mexico (Rep of) 5.750%, 10/12/2110		58,000	61,161	0.83
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	10,787	0.15
Petroleos Mexicanos 6.875%, 08/04/2026		36,000	40,712	0.55
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	16,440	0.22
Petroleos Mexicanos 5.625%, 01/23/2046		41,000	37,644	0.51
Petroleos Mexicanos 6.750%, 09/21/2047		39,000	41,028	0.56
			288,440	3.93
Mongolia (Cost $26,797)
Energy Resources LLC , FRN 0.000%, 09/30/2022(3)		24,000	22,200	0.30
Energy Resources LLC 0.000%, 12/31/2049(3)(4)		6,344	2,538	0.04
			24,738	0.34
Morocco (Cost $47,404)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	52,822	0.72
			52,822	0.72
Pakistan (Cost $224,700)
Pakistan (Rep of) 8.250%, 04/15/2024		200,000	223,271	3.04
			223,271	3.04
Panama (Cost $105,306)
Panama (Rep of) 8.875%, 09/30/2027		15,000	21,487	0.29
Panama (Rep of) 9.375%, 04/01/2029		20,000	29,800	0.41
Panama (Rep of) 6.700%, 01/26/2036		45,000	58,658	0.80
			109,945	1.50
Peru (Cost $199,510)
Peru (Rep of) 8.750%, 11/21/2033		68,000	105,230	1.43
Peru (Rep of) 5.625%, 11/18/2050		81,000	99,752	1.36
			204,982	2.79
Philippines (Cost $194,059)
Philippines (Rep of) 10.625%, 03/16/2025		35,000	53,704	0.73
Philippines (Rep of) 9.500%, 02/02/2030		87,000	140,236	1.91
			193,940	2.64
Poland (Cost $25,654)
Poland (Rep of) 5.000%, 03/23/2022		15,000	16,605	0.22
Poland (Rep of) 3.000%, 03/17/2023		10,000	10,170	0.14
			26,775	0.36
Romania (Cost $138,386)
Romania (Rep of) 6.750%, 02/07/2022		62,000	71,920	0.98
Romania (Rep of) 4.375%, 08/22/2023		62,000	66,340	0.90
Romania (Rep of) 6.125%, 01/22/2044		4,000	5,062	0.07
			143,322	1.95
Russian Federation (Cost $215,570)
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		10,000	13,350	0.18
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	100,913	1.37
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	108,350	1.48
			222,613	3.03
Senegal (Cost $31,647)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	34,394	0.47
			34,394	0.47

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Serbia (Cost $51,708)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	$57,977	0.79
			57,977	0.79
South Africa (Cost $299,376)
South Africa (Rep of) 6.875%, 05/27/2019		100,000	107,756	1.47
South Africa (Rep of) 5.500%, 03/09/2020		80,000	85,298	1.16
South Africa (Rep of) 5.875%, 05/30/2022		100,000	109,740	1.49
			302,794	4.12
Turkey (Cost $171,800)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	51,472	0.70
Turkey (Rep of) 5.625%, 03/30/2021		40,000	42,627	0.58
Turkey (Rep of) 6.750%, 05/30/2040		30,000	33,745	0.46
Turkey (Rep of) 6.000%, 01/14/2041		40,000	41,344	0.56
			169,188	2.30
Ukraine (Cost $157,440)
DTEK Finance PLC 10.750%, 12/31/2024(4)		25,667	23,874	0.33
Ukraine (Rep of) 7.750%, 09/01/2027		140,000	137,395	1.87
			161,269	2.20
Uruguay (Cost $122,282)
Uruguay (Rep of) 4.500%, 08/14/2024		32,503	35,380	0.48
Uruguay (Rep of) 7.875%, 01/15/2033		27,000	37,219	0.51
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	21,888	0.30
Uruguay (Rep of) 4.125%, 11/20/2045		20,774	19,528	0.26
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	9,292	0.13
			123,307	1.68
Venezuela (Cost $587,518)
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		15,300	11,555	0.16
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		223,000	147,737	2.01
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		29,046	11,401	0.16
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	6,881	0.09
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	3,911	0.05
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		38,000	14,649	0.20
Venezuela (Rep of) 7.750%, 10/13/2019		24,000	10,260	0.14
Venezuela (Rep of) 6.000%, 12/09/2020		12,000	4,800	0.07
Venezuela (Rep of) 12.750%, 08/23/2022		57,000	25,365	0.35
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	8,190	0.11
Venezuela (Rep of) 8.250%, 10/13/2024		50,000	19,000	0.26
Venezuela (Rep of) 7.650%, 04/21/2025		10,000	3,775	0.05
Venezuela (Rep of) 11.750%, 10/21/2026		165,900	70,093	0.95
Venezuela (Rep of) 9.250%, 09/15/2027		22,000	9,240	0.13
Venezuela (Rep of) 9.250%, 05/07/2028		27,000	10,327	0.14
Venezuela (Rep of) 11.950%, 08/05/2031		255,200	105,918	1.44
			463,102	6.31
Vietnam (Cost $51,873)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	54,502	0.74
			54,502	0.74

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Zambia (Cost $215,798)
Zambia (Rep of) 8.970%, 07/30/2027		200,000	$216,748	2.95
			216,748	2.95
Total Debt Securities (Cost $6,865,443)			6,947,452	94.62

Total Investments (Total Cost $6,865,443)			6,947,452	94.62

Other Assets Less Liabilities			395,243	5.38
Net Assets			$7,342,695	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Zero coupon bond.
(4)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Hard Currency Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,650,534	$—	$1,650,534
Government Agencies	—	285,134	—	285,134
Government Bonds	—	5,011,784	—	5,011,784

Total Investments	$—	$6,947,452	$—	$6,947,452

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$6,927,995

Gross tax appreciation of investments	225,887
Gross tax depreciation of investments	(206,430)

Net tax appreciation of investments	$19,457

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $2,248,201)
Argentina Bonar Bonds, FRN 22.620%, 03/11/2019	ARS	1,731,496	$96,578	0.11
Argentina Bonar Bonds, FRN 23.294%, 03/01/2020	ARS	1,747,700	97,771	0.11
Argentina Bonar Bonds, FRN 22.242%, 04/03/2022	ARS	6,080,400	330,939	0.37
Argentina Bonos del Tesoro 22.750%, 03/05/2018	ARS	14,586,148	823,318	0.92
Argentina Bonos del Tesoro 21.200%, 09/19/2018	ARS	1,420,000	80,857	0.09
Argentina POM Politica Monetaria, FRN 26.250%, 06/21/2020	ARS	9,174,276	533,810	0.59
			1,963,273	2.19
Brazil (Cost $10,393,614)
Brazil Letras do Tesouro Nacional 8.305%, 01/01/2020(2)	BRL	1,123,000	294,472	0.33
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2022(3)	BRL	1,190,000	1,229,989	1.37
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	1,929,000	633,635	0.71
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	2,869,000	932,401	1.04
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	13,881,000	4,481,210	5.00
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2027	BRL	11,687,000	3,754,266	4.18
			11,325,973	12.63
Colombia (Cost $4,211,245)
Colombian TES 7.000%, 05/04/2022	COP	10,368,900,000	3,575,414	3.99
Colombian TES 10.000%, 07/24/2024	COP	177,600,000	71,073	0.08
Colombian TES 7.750%, 09/18/2030	COP	665,500,000	236,452	0.26
Colombian TES 7.000%, 06/30/2032	COP	1,318,200,000	432,140	0.48
			4,315,079	4.81
Egypt (Cost $1,099,112)
Egypt Treasury Bill 17.057%, 09/12/2017(2)	EGP	4,200,000	229,278	0.25
Egypt Treasury Bill 16.393%, 09/26/2017(2)	EGP	3,800,000	205,837	0.23
Egypt Treasury Bill 17.377%, 10/31/2017(2)	EGP	4,775,000	253,690	0.28
Egypt Treasury Bill 17.118%, 11/14/2017(2)	EGP	3,550,000	187,157	0.21
Egypt Treasury Bill 18.958%, 03/13/2018(2)	EGP	1,750,000	86,679	0.10
Egypt Treasury Bill 18.881%, 04/10/2018(2)	EGP	2,550,000	124,685	0.14
			1,087,326	1.21
Hungary (Cost $1,812,917)
Hungary (Rep of) 3.500%, 06/24/2020	HUF	18,350,000	77,094	0.09
Hungary (Rep of) 7.500%, 11/12/2020	HUF	27,590,000	129,944	0.14
Hungary (Rep of) 7.000%, 06/24/2022	HUF	106,100,000	514,022	0.57
Hungary (Rep of) 3.000%, 06/26/2024	HUF	155,320,000	625,006	0.70
Hungary (Rep of) 5.500%, 06/24/2025	HUF	148,640,000	688,956	0.77
			2,035,022	2.27
India (Cost $4,242,550)
India (Rep of) 7.720%, 05/25/2025	INR	154,220,000	2,529,565	2.82
India (Rep of) 7.590%, 01/11/2026	INR	115,000,000	1,881,939	2.10
			4,411,504	4.92
Indonesia (Cost $6,596,425)
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,039,000,000	87,604	0.10
Indonesia (Rep of) 8.250%, 07/15/2021	IDR	10,539,000,000	830,641	0.93
Indonesia (Rep of) 7.000%, 05/15/2022	IDR	1,041,000,000	79,009	0.09

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	521,000,000	$36,828	0.04
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	3,479,000,000	281,236	0.31
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	8,108,000,000	660,532	0.74
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	19,743,000,000	1,488,801	1.66
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	14,786,000,000	1,257,450	1.40
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	6,250,000,000	524,164	0.58
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	91,662	0.10
Indonesia (Rep of) 7.500%, 08/15/2032	IDR	2,627,000,000	199,651	0.22
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	4,037,000,000	278,015	0.31
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	5,575,000,000	451,398	0.50
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	6,135,000,000	489,276	0.55
			6,756,267	7.53
Malaysia (Cost $4,078,030)
Malaysia (Rep of) 4.240%, 02/07/2018	MYR	3,290,000	772,686	0.86
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	2,020,000	473,525	0.53
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	701,000	164,351	0.18
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	421,000	98,138	0.11
Malaysia (Rep of) 3.620%, 11/30/2021	MYR	1,960,000	454,371	0.51
Malaysia (Rep of) 3.882%, 03/10/2022	MYR	2,295,000	539,999	0.60
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,704,000	390,251	0.43
Malaysia (Rep of) 3.795%, 09/30/2022	MYR	372,000	86,671	0.10
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	1,966,000	449,223	0.50
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,477,000	348,726	0.39
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	390,000	90,212	0.10
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	365,000	86,851	0.10
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	233,000	55,075	0.06
Malaysia (Rep of) 3.844%, 04/15/2033	MYR	164,000	35,823	0.04
			4,045,902	4.51
Mexico (Cost $4,025,978)
Mexican Bonos 6.500%, 06/10/2021	MXN	1,250,000	69,678	0.08
Mexican Bonos 5.750%, 03/05/2026	MXN	37,420,000	1,952,083	2.18
Mexican Bonos 7.750%, 05/29/2031	MXN	4,550,000	272,151	0.30
Mexican Bonos 7.750%, 11/23/2034	MXN	28,020,000	1,677,265	1.87
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	6,270,000	316,520	0.35
			4,287,697	4.78
Peru (Cost $3,363,139)
Fondo MIVIVIENDA S.A. 7.000%, 02/14/2024	PEN	990,000	316,965	0.35
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	282,262	0.32
Peru (Rep of) 8.200%, 08/12/2026	PEN	3,410,000	1,262,494	1.41
Peru (Rep of) 6.350%, 08/12/2028	PEN	1,788,000	585,188	0.65
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,804,000	614,907	0.69
Peru (Rep of) 6.150%, 08/12/2032(4)	PEN	636,000	200,939	0.22
Peru (Rep of) 6.900%, 08/12/2037	PEN	509,000	171,967	0.19
			3,434,722	3.83
Philippines (Cost $767,037)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	10,000,000	203,131	0.22
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	194,966	0.22
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	223,187	0.25
			621,284	0.69

Poland (Cost $3,044,974)
Poland (Rep of) 5.750%, 09/23/2022	PLN	3,316,000	1,054,167	1.17
Poland (Rep of) 2.750%, 08/25/2023(3)	PLN	324,000	114,178	0.13
Poland (Rep of) 4.000%, 10/25/2023	PLN	1,337,000	394,509	0.44
Poland (Rep of) 3.250%, 07/25/2025	PLN	4,462,000	1,246,370	1.39

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland - (continued)
Poland (Rep of) 2.500%, 07/25/2026	PLN	560,000	$146,348	0.16
Poland (Rep of) 5.750%, 04/25/2029	PLN	230,000	78,513	0.09
			3,034,085	3.38
Russian Federation (Cost $5,038,206)
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	9,830,000	158,161	0.18
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	27,849,000	461,588	0.51
Russian Federal Bond - OFZ 7.500%, 08/18/2021	RUB	53,780,000	887,249	0.99
Russian Federal Bond - OFZ 7.400%, 12/07/2022	RUB	12,974,000	212,544	0.24
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	12,330,000	198,000	0.22
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	23,058,000	369,850	0.41
Russian Federal Bond - OFZ 7.750%, 09/16/2026	RUB	71,509,000	1,197,175	1.33
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	12,776,000	203,213	0.23
Russian Federal Bond - OFZ 8.500%, 09/17/2031	RUB	61,702,000	1,094,413	1.22
			4,782,193	5.33
South Africa (Cost $8,810,961)
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	18,249,810	1,372,066	1.53
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	11,027,900	936,827	1.04
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	9,160,000	635,731	0.71
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	23,283,860	1,461,704	1.63
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	8,770,000	605,423	0.67
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	3,950,000	213,305	0.24
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	12,670,000	859,931	0.96
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,600,000	243,984	0.27
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	9,110,000	617,199	0.69
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	18,385,900	1,245,240	1.39
			8,191,410	9.13
Thailand (Cost $2,786,579)
Thailand (Rep of) 3.625%, 06/16/2023	THB	16,268,000	531,265	0.59
Thailand (Rep of) 3.850%, 12/12/2025	THB	4,647,000	155,085	0.17
Thailand (Rep of) 2.125%, 12/17/2026	THB	10,674,000	311,644	0.35
Thailand (Rep of) 1.250%, 03/12/2028(3)	THB	10,000,000	289,388	0.32
Thailand (Rep of) 3.650%, 06/20/2031	THB	7,541,000	246,714	0.28
Thailand (Rep of) 3.400%, 06/17/2036	THB	35,643,000	1,125,254	1.26
Thailand (Rep of) 4.675%, 06/29/2044	THB	2,857,000	106,162	0.12
			2,765,512	3.09
Turkey (Cost $5,304,886)
Turkey (Rep of) 3.000%, 02/23/2022(3)	TRY	1,389,810	615,145	0.69
Turkey (Rep of) 8.500%, 09/14/2022	TRY	725,000	190,811	0.21
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,144,700	525,610	0.59
Turkey (Rep of) 8.800%, 09/27/2023	TRY	2,293,810	606,147	0.67
Turkey (Rep of) 10.600%, 02/11/2026	TRY	7,850,000	2,266,214	2.53
			4,203,927	4.69
Uruguay (Cost $229,093)
Uruguay (Rep of) 4.375%, 12/15/2028(3)	UYU	3,679,500	223,315	0.25
			223,315	0.25
Total Debt Securities (Cost $68,052,947)			67,484,491	75.24

Total Investments in Securities (Cost $68,052,947)			$67,484,491	75.24

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $2,273,962)
Indonesia (Rep of), Issued by ANZ Banking Corp. 7.875%, 04/15/2019	IDR	1,456,000,000	$111,800	0.12
Indonesia (Rep of), Issued by ANZ Banking Corp. 8.375%, 03/15/2024	IDR	12,417,000,000	1,003,767	1.12
Indonesia (Rep of), Issued by ANZ Banking Corp. 7.000%, 05/15/2027	IDR	941,000,000	70,960	0.08
Indonesia (Rep of), Issued by ANZ Banking Corp. 10.500%, 08/15/2030	IDR	600,000,000	56,655	0.06
Indonesia (Rep of), Issued by ANZ Banking Corp. 8.375%, 03/15/2034	IDR	4,985,000,000	403,627	0.45
Indonesia (Rep of), Issued by HSBC Bank 10.500%, 08/15/2030	IDR	1,949,000,000	184,035	0.21
Indonesia (Rep of), Issued by HSBC Bank 8.250%, 06/15/2032	IDR	30,000,000	2,401	—
Indonesia (Rep of), Issued by Standard Chartered 10.500%, 08/15/2030	IDR	1,064,000,000	100,468	0.11
Indonesia (Rep of), Issued by Standard Chartered 8.250%, 05/15/2036	IDR	2,022,000,000	161,258	0.18
			2,094,971	2.33
Total Fully Funded Total Return Swaps (Cost $2,273,962)			2,094,971	2.33

Total Investments (Total Cost $70,326,909)			69,579,462	77.57

Other Assets Less Liabilities			20,114,443	22.43
Net Assets			$89,693,905	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2017	HSBC Bank	Brazilian Real	17,073,937	United States Dollar	5,115,786	$359,525
08/02/2017	Morgan Stanley	Brazilian Real	17,073,937	United States Dollar	5,112,952	362,359
08/02/2017	Santander	Brazilian Real	798,120	United States Dollar	240,000	15,943
08/02/2017	Citibank	United States Dollar	5,137,187	Brazilian Real	16,177,003	(50,493)
08/02/2017	HSBC Bank	United States Dollar	5,130,670	Brazilian Real	16,177,003	(57,010)
08/02/2017	Santander	United States Dollar	775,000	Brazilian Real	2,591,988	(56,205)
08/31/2017	Standard Chartered	Czech Koruna	15,924,565	United States Dollar	691,320	33,191
08/31/2017	Standard Chartered	Czech Koruna	4,394,498	United States Dollar	197,750	2,184
08/31/2017	BNP Paribas	Hungarian Forint	20,904,050	United States Dollar	77,074	4,437
08/31/2017	Deutsche Bank	Hungarian Forint	302,420,012	United States Dollar	1,103,842	75,383
08/31/2017	BNP Paribas	Polish Zloty	9,496,251	United States Dollar	2,533,273	107,586
08/31/2017	Merrill Lynch	Polish Zloty	2,157,496	United States Dollar	590,423	9,565
08/31/2017	Deutsche Bank	Romanian Leu	3,301,472	United States Dollar	813,435	44,309
08/31/2017	HSBC Bank	Russian Ruble	83,507,501	United States Dollar	1,378,467	8,966
08/31/2017	Merrill Lynch	Turkish Lira	4,693,909	United States Dollar	1,304,588	15,167
08/31/2017	BNP Paribas	United States Dollar	116,210	South African Rand	1,514,154	1,971
09/05/2017	Citibank	Brazilian Real	16,177,003	United States Dollar	5,104,927	44,867
09/05/2017	HSBC Bank	Brazilian Real	16,177,003	United States Dollar	5,097,929	51,865
09/05/2017	Deutsche Bank	United States Dollar	380,000	Brazilian Real	1,200,230	(2,082)
09/08/2017	JP Morgan	Czech Koruna	3,222,048	Euro	120,284	3,972
09/08/2017	Merrill Lynch	Czech Koruna	44,740,970	Euro	1,670,000	55,457
09/08/2017	Merrill Lynch	Czech Koruna	2,746,624	Euro	102,140	3,856
09/08/2017	Standard Chartered	Euro	3,048,118	United States Dollar	3,559,882	56,485
09/29/2017	Credit Suisse	Hungarian Forint	171,485,420	United States Dollar	658,496	10,934
09/29/2017	Credit Suisse	Polish Zloty	9,488,178	United States Dollar	2,533,001	105,719
09/29/2017	Standard Chartered	Polish Zloty	2,157,496	United States Dollar	588,308	11,705
09/29/2017	Merrill Lynch	Romanian Leu	3,809,198	United States Dollar	942,847	47,504
09/29/2017	Citibank	Thai Baht	75,971,300	United States Dollar	2,225,939	57,813
09/29/2017	Morgan Stanley	Thai Baht	6,157,186	United States Dollar	181,291	3,798
09/29/2017	HSBC Bank	Turkish Lira	4,693,909	United States Dollar	1,292,714	17,029
09/29/2017	Citibank	United States Dollar	2,878,717	Indian Rupee	186,504,899	(11,263)
09/29/2017	ANZ	United States Dollar	288,038	Philippine Peso	14,702,307	(2,178)
10/03/2017	Deutsche Bank	United States Dollar	702,000	Brazilian Real	2,497,014	(89,732)
10/03/2017	Deutsche Bank	United States Dollar	1,318,000	Brazilian Real	4,694,057	(170,351)
10/03/2017	Goldman Sachs	United States Dollar	2,020,000	Brazilian Real	7,177,060	(255,641)
10/31/2017	BNP Paribas	Argentine Peso	3,732,770	United States Dollar	203,865	(3,531)
10/31/2017	Credit Suisse	Chilean Peso	1,662,898,813	United States Dollar	2,545,110	8,307
10/31/2017	Deutsche Bank	Chilean Peso	98,115,000	United States Dollar	150,000	658
10/31/2017	Credit Suisse	Colombian Peso	5,444,384,004	United States Dollar	1,793,512	9,886
10/31/2017	BNP Paribas	Czech Koruna	11,830,000	United States Dollar	534,568	5,829
10/31/2017	BNP Paribas	Czech Koruna	6,651,608	United States Dollar	302,800	1,047
10/31/2017	BNP Paribas	Hungarian Forint	171,485,420	United States Dollar	656,439	14,061
10/31/2017	Standard Chartered	Mexican Peso	91,253,897	United States Dollar	5,125,184	(75,354)
10/31/2017	BNP Paribas	Peruvian Nuevo Sol	1,094,780	United States Dollar	335,000	(171)
10/31/2017	HSBC Bank	Polish Zloty	4,314,991	United States Dollar	1,181,785	18,172
10/31/2017	HSBC Bank	Romanian Leu	3,228,843	United States Dollar	826,277	13,748
10/31/2017	BNP Paribas	Russian Ruble	12,693,158	United States Dollar	207,710	388
10/31/2017	HSBC Bank	Thai Baht	7,057,665	United States Dollar	207,000	5,166
10/31/2017	Morgan Stanley	Thai Baht	47,798,575	United States Dollar	1,418,145	18,767
10/31/2017	ANZ	United States Dollar	470,294	Indonesian Rupiah	6,334,855,121	(386)
10/31/2017	BNP Paribas	United States Dollar	1,447,970	Peruvian Nuevo Sol	4,732,400	608
10/31/2017	BNP Paribas	United States Dollar	260,801	Russian Ruble	15,981,885	(1,215)
10/31/2017	Deutsche Bank	United States Dollar	241,565	Thai Baht	8,190,856	$(4,667)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/03/2018	Santander	United States Dollar	4,000,000	Brazilian Real	14,282,000	(465,408)
01/05/2018	JP Morgan	Czech Koruna	1,242,049	Euro	46,282	1,802
01/05/2018	BNP Paribas	Czech Koruna	7,165,596	United States Dollar	290,000	39,282
01/05/2018	BNP Paribas	Czech Koruna	6,674,653	United States Dollar	269,956	36,766
01/05/2018	Citibank	Czech Koruna	9,242,280	United States Dollar	374,469	50,243
01/05/2018	Standard Chartered	Czech Koruna	6,674,653	United States Dollar	270,333	36,389
01/05/2018	BNP Paribas	United States Dollar	1,176,795	Euro	1,093,625	(129,318)

Total						$397,704

At July 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
MYR-KLIBOR-BNM 3 Month	3.600%	MYR	750,000	08/18/2026	$(6,202)	HSBC Bank
MYR-KLIBOR-BNM 3 Month	3.555%	MYR	7,821,000	03/18/2018	885	HSBC Bank
MYR-KLIBOR-BNM 3 Month	3.560%	MYR	6,747,300	03/22/2018	865	HSBC Bank
MYR-KLIBOR-BNM 3 Month	4.055%	MYR	2,500,000	04/27/2026	182	HSBC Bank
WIBOR Poland 6 Month	1.955%	PLN	6,400,000	09/24/2020	7,987	BNP Paribas

					$3,717

At July 31, 2017, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.935%	BRL	10,362,121	01/02/2020	$95,753	HSBC Bank
Brazil CETIP Interbank Deposit Rate	10.375%	BRL	18,522,374	01/04/2021	230,723	HSBC Bank
Brazil CETIP Interbank Deposit Rate	9.610%	BRL	6,260,059	01/02/2020	(42,188)	Banco Santander
Brazil CETIP Interbank Deposit Rate	10.550%	BRL	1,834,466	01/02/2025	26,538	Banco Santander
Brazil CETIP Interbank Deposit Rate	9.055%	BRL	9,701,970	01/02/2020	26,687	BNP Paribas
Brazil CETIP Interbank Deposit Rate	8.695%	BRL	7,355,164	01/02/2020	(1,935)	Banco Santander
Budapest Interbank 6 Month Rate	1.820%	HUF	91,600,000	10/07/2020	17,248	HSBC Bank
Budapest Interbank 6 Month Rate	1.795%	HUF	93,000,000	10/09/2020	17,116	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate	6.720%	MXN	77,000,000	09/14/2022	(20,346)	Goldman Sachs
MXN-TIIE-BANXICO 28 Day Rate	7.110%	MXN	44,000,000	09/08/2027	(5,554)	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate	6.790%	MXN	59,000,000	09/14/2022	(5,805)	HSBC Bank
WIBOR Poland 6 Month	1.853%	PLN	1,300,000	04/21/2021	(4,977)	HSBC Bank
WIBOR Poland 6 Month	2.290%	PLN	690,000	11/03/2025	(4,498)	HSBC Bank
WIBOR Poland 6 Month	2.375%	PLN	1,290,000	05/04/2026	(11,879)	HSBC Bank
WIBOR Poland 6 Month	2.110%	PLN	1,300,000	07/07/2026	(20,729)	Citibank
WIBOR Poland 6 Month	2.540%	PLN	2,200,000	03/03/2022	6,048	HSBC Bank
US 3 Month LIBOR	2.217%	USD	840,000	11/28/2026	(2,184)	HSBC Bank
US 3 Month LIBOR	2.130%	USD	900,000	11/16/2026	4,135	BNP Paribas
US 3 Month LIBOR	2.374%	USD	1,300,000	09/15/2027	(12,638)	Merrill Lynch

					$291,515

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$316,520	$—	$316,520
Government Agencies	—	316,965	—	316,965
Government Bonds	—	64,378,991	—	64,378,991
Index Linked Government Bonds	—	2,472,015	—	2,472,015

Total Debt Securities	—	67,484,491	—	67,484,491
Fully Funded Total Return Swaps	—	2,094,971	—	2,094,971

Total Investments	$—	$69,579,462	$—	$69,579,462

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,772,709	$—	$1,772,709
Interest Rate Swap Contracts	—	9,919	—	9,919
Centrally Cleared Swap Contracts	—	424,248	—	424,248
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,375,005)	—	(1,375,005)
Interest Rate Swap Contracts	—	(6,202)	—	(6,202)
Centrally Cleared Swap Contracts	—	(132,733)	—	(132,733)

Total Other Financial Instruments	$—	$692,936	$—	$692,936

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$70,494,196

Gross tax appreciation of investments	2,511,435
Gross tax depreciation of investments	(3,426,169)

Net tax depreciation of investments	$(914,734)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $4,852,595)
YPF S.A. 8.500%, 07/28/2025		2,320,000	$2,575,896	0.83
YPF S.A. 6.950%, 07/21/2027(2)(3)		2,400,000	2,426,400	0.79
			5,002,296	1.62
Barbados (Cost $4,069,615)
Columbus Cable Barbados Ltd. 7.375%, 03/30/2021		3,860,000	4,120,550	1.34
			4,120,550	1.34
Brazil (Cost $50,488,964)
Andrade Gutierrez International S.A. 4.000%, 04/30/2018		1,275,000	1,163,437	0.38
Banco do Brasil S.A., FRN 8.500%, 10/20/2020		2,315,000	2,546,500	0.83
Braskem Finance Ltd. 6.450%, 02/03/2024		1,440,000	1,569,600	0.51
Globo Comunicacao e Participacoes S.A., FRN 4.843%, 06/08/2025		1,050,000	1,057,875	0.34
Gol LuxCo S.A. 8.875%, 01/24/2022		3,275,000	3,037,562	0.98
MARB BondCo PLC 7.000%, 03/15/2024		1,560,000	1,545,648	0.50
Marfrig Holdings Europe B.V. 8.000%, 06/08/2023		3,780,000	3,926,475	1.27
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,580,000	1,647,150	0.53
Petrobras Global Finance B.V. 8.750%, 05/23/2026		3,160,000	3,713,000	1.20
Petrobras Global Finance B.V. 6.875%, 01/20/2040		9,085,000	8,835,163	2.86
Petrobras Global Finance B.V. 6.850%, 06/05/2115		3,220,000	2,948,071	0.96
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,117,196	1,100,438	0.36
QGOG Constellation S.A. 9.500%, 11/09/2024(3)(4)		6,174,000	4,828,068	1.57
Raizen Fuels Finance S.A. 5.300%, 01/20/2027		510,000	524,025	0.17
Samarco Mineracao S.A. 4.125%, 11/01/2022(5)		5,280,000	3,088,800	1.00
Vale Overseas Ltd. 6.250%, 08/10/2026		1,680,000	1,867,320	0.61
Vale Overseas Ltd. 6.875%, 11/21/2036		3,443,000	3,830,338	1.24
Vale Overseas Ltd. 6.875%, 11/10/2039		5,950,000	6,626,872	2.15
			53,856,342	17.46
Chile (Cost $4,371,389)
Cencosud S.A. 4.375%, 07/17/2027(2)(3)		770,000	766,920	0.25
Corp. Nacional del Cobre de Chile 3.625%, 08/01/2027(2)(3)		1,000,000	991,750	0.32
Corp. Nacional del Cobre de Chile 4.500%, 08/01/2047(2)(3)		300,000	295,905	0.10
Empresa Electrica Angamos S.A. 4.875%, 05/25/2029		290,000	295,729	0.10
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025		1,360,000	1,322,752	0.43
Enel Americas S.A. 4.000%, 10/25/2026		750,000	755,625	0.24
			4,428,681	1.44
China (Cost $7,323,081)
Baidu, Inc. 3.500%, 11/28/2022		600,000	618,707	0.20
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(5)(6)(7)		60,000	—	—
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		500,000	519,198	0.17
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		605,000	625,808	0.20
CITIC Ltd. 3.875%, 02/28/2027		655,000	659,477	0.21
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(3)(5)(6)(7)		282,201	—	—
Franshion Brilliant Ltd. 5.750%, 03/19/2019		815,000	851,193	0.28
ICBC Standard Bank PLC 8.125%, 12/02/2019		1,380,000	1,522,430	0.49
Reward International Investment Ltd. 7.250%, 01/25/2020		2,215,000	1,927,134	0.63
			6,723,947	2.18

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (Cost $5,945,806)
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.875%, 04/21/2025		1,250,000	$1,312,500	0.43
Banco de Bogota S.A. 4.375%, 08/03/2027(2)(3)		600,000	595,320	0.19
Ecopetrol S.A. 5.875%, 09/18/2023		965,000	1,062,735	0.35
Ecopetrol S.A. 7.375%, 09/18/2043		740,000	812,150	0.26
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	3,260,000,000	869,767	0.28
GrupoSura Finance S.A. 5.500%, 04/29/2026		800,000	860,000	0.28
			5,512,472	1.79
Czech Republic (Cost $1,965,282)
New World Resources N.V. 8.000%, 04/07/2020(4)(5)(6)	EUR	1,685,299	—	—
New World Resources N.V. 4.000%, 10/07/2020(4)(5)(6)	EUR	700,590	—	—
New World Resources N.V. 16.651%, 10/07/2020(2)(3)(5)(6)(8)	EUR	101,612	—	—
			—	—
Ecuador (Cost $13,097,796)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.925%, 09/24/2019		10,756,895	10,810,679	3.50
Petroamazonas EP 4.625%, 02/16/2020		3,000,000	2,804,700	0.91
			13,615,379	4.41
Guatemala (Cost $4,644,754)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		4,535,000	4,788,960	1.55
			4,788,960	1.55
Hong Kong (Cost $1,889,869)
CK Hutchison Capital Securities 17 Ltd., FRN 4.000%, 05/12/2020		1,380,000	1,400,868	0.45
PCCW-HKT Capital No. 5 Ltd. 3.750%, 03/08/2023		470,000	487,436	0.16
			1,888,304	0.61
India (Cost $754,629)
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		710,000	748,108	0.24
			748,108	0.24
Indonesia (Cost $2,625,983)
Golden Legacy Pte. Ltd. 8.250%, 06/07/2021		1,700,000	1,823,349	0.59
Perusahaan Gas Negara Persero Tbk. 5.125%, 05/16/2024		790,000	853,476	0.28
			2,676,825	0.87
Iraq (Cost $4,387,498)
Oilflow SPV 1 DAC 12.000%, 01/13/2022		4,215,000	4,425,611	1.43
			4,425,611	1.43
Israel (Cost $15,217,215)
Altice Financing S.A. 7.500%, 05/15/2026		9,815,000	10,882,872	3.53
Altice Finco S.A. 7.625%, 02/15/2025		1,315,000	1,410,337	0.46
Israel Electric Corp. Ltd. 5.000%, 11/12/2024(3)		1,385,000	1,488,875	0.48
Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 07/21/2023		665,000	652,674	0.21
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/2026		1,620,000	1,550,172	0.50
			15,984,930	5.18
Jamaica (Cost $27,523,894)
Digicel Group Ltd. 8.250%, 09/30/2020		16,325,000	15,651,594	5.08
Digicel Group Ltd. 7.125%, 04/01/2022		5,495,000	4,879,560	1.58

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Jamaica - (continued)
Digicel Ltd. 6.000%, 04/15/2021		7,620,000	$7,406,640	2.40
			27,937,794	9.06
Kazakhstan (Cost $11,475,762)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		390,000	387,361	0.13
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		250,000	269,838	0.09
Kazakhstan Temir Zholy National Co. JSC 6.375%, 10/06/2020		1,065,000	1,142,213	0.37
Kazkommertsbank JSC 8.500%, 05/11/2018		2,870,000	2,962,357	0.96
Kazkommertsbank JSC 5.500%, 12/21/2022		4,628,255	4,512,919	1.46
KazMunayGas National Co. JSC 4.750%, 04/19/2027		300,000	298,125	0.10
Nostrum Oil & Gas Finance B.V. 8.000%, 07/25/2022(3)		600,000	603,240	0.19
Tengizchevroil Finance Co. International Ltd. 4.000%, 08/15/2026		930,000	911,586	0.29
Zhaikmunai LLP 6.375%, 02/14/2019		1,358,000	1,348,263	0.44
			12,435,902	4.03
Kuwait (Cost $4,272,288)
Al Ahli Bank of Kuwait KSCP 3.500%, 04/05/2022		685,000	690,042	0.22
Equate Petrochemical B.V. 3.000%, 03/03/2022		1,425,000	1,419,824	0.46
Kuwait Projects Co. SPC Ltd. 4.500%, 02/23/2027		655,000	657,987	0.21
NBK Tier 1 Financing Ltd., FRN 5.750%, 04/09/2021		1,475,000	1,534,000	0.50
			4,301,853	1.39
Mexico (Cost $4,298,197)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		510,000	566,049	0.18
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 4.125%, 11/09/2022		615,000	644,212	0.21
BBVA Bancomer S.A. 6.750%, 09/30/2022		370,000	419,950	0.14
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		742,462	777,729	0.25
Petroleos Mexicanos 5.500%, 01/21/2021		515,000	552,080	0.18
Petroleos Mexicanos, FRN 4.878%, 03/11/2022		725,000	788,438	0.26
Petroleos Mexicanos 6.500%, 03/13/2027		290,000	319,290	0.10
Southern Copper Corp. 7.500%, 07/27/2035		325,000	414,196	0.13
			4,481,944	1.45
Mongolia (Cost $8,095,929)
Energy Resources LLC 20.680%, 10/01/2017(4)(8)		4,218,108	1,687,243	0.55
Energy Resources LLC, FRN 2.820%, 09/30/2022(8)		8,554,999	7,913,374	2.56
			9,600,617	3.11
Morocco (Cost $417,068)
OCP S.A. 6.875%, 04/25/2044		370,000	411,359	0.13
			411,359	0.13
Nigeria (Cost $7,050,573)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		2,210,000	2,097,732	0.68
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		3,506,000	3,207,990	1.04
Seven Energy Finance Ltd. 10.250%, (100% Cash), 10/11/2021(4)		2,845,531	1,081,302	0.35
			6,387,024	2.07
Panama (Cost $3,096,740)
Sable International Finance Ltd. 6.875%, 08/01/2022		3,040,000	3,279,400	1.06
			3,279,400	1.06
Peru (Cost $4,746,299)
Banco de Credito del Peru 4.250%, 04/01/2023		400,000	424,920	0.14

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Banco de Credito del Peru, FRN 6.125%, 04/24/2027		1,140,000	$1,263,120	0.41
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		260,000	280,800	0.09
Kallpa Generacion S.A. 4.875%, 05/24/2026		865,000	913,656	0.30
Minsur S.A. 6.250%, 02/07/2024		1,245,000	1,352,942	0.44
Petroleos del Peru S.A. 5.625%, 06/19/2047(3)		600,000	624,600	0.20
			4,860,038	1.58
Qatar (Cost $3,092,726)
CBQ Finance Ltd. 3.250%, 06/13/2021		800,000	790,624	0.26
Ezdan Sukuk Co. Ltd. 4.375%, 05/18/2021		750,000	719,475	0.23
Ooredoo International Finance Ltd. 3.250%, 02/21/2023		1,580,000	1,576,050	0.51
			3,086,149	1.00
Russian Federation (Cost $21,794,030)
CEDC Finance Corp. International, Inc. 10.000%, 12/31/2022(3)		1,702,696	1,600,534	0.52
Gazprom OAO Via Gaz Capital S.A. 6.000%, 11/27/2023		805,000	876,613	0.28
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/2027		700,000	706,356	0.23
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		4,000,000	5,340,000	1.73
GTH Finance B.V. 7.250%, 04/26/2023		3,140,000	3,513,974	1.14
Koks OAO Via Koks Finance DAC 7.500%, 05/04/2022		1,335,000	1,375,659	0.44
Lukoil International Finance B.V. 4.563%, 04/24/2023		600,000	617,277	0.20
Russian Standard Ltd. 13.000%, 10/27/2022(4)		5,835,819	3,198,496	1.04
Sberbank of Russia Via SB Capital S.A., FRN 5.500%, 02/26/2024		2,930,000	2,973,880	0.96
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		595,000	648,455	0.21
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		740,000	789,866	0.26
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		295,000	328,187	0.11
			21,969,297	7.12
Saudi Arabia (Cost $715,859)
Acwa Power Management And Investments One Ltd. 5.950%, 12/15/2039		700,000	708,512	0.23
			708,512	0.23
Singapore (Cost $255,277)
SingTel Group Treasury Pte. Ltd. 2.375%, 09/08/2017		255,000	255,166	0.08
			255,166	0.08
South Africa (Cost $5,319,185)
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022(3)		3,110,000	3,173,114	1.03
Myriad International Holdings B.V. 5.500%, 07/21/2025		810,000	877,308	0.29
Myriad International Holdings B.V. 4.850%, 07/06/2027(3)		400,000	412,600	0.13
Petra Diamonds US Treasury PLC 7.250%, 05/01/2022		930,000	953,948	0.31
			5,416,970	1.76
Tanzania (Cost $4,212,829)
HTA Group Ltd. 9.125%, 03/08/2022		4,105,000	4,228,971	1.37
			4,228,971	1.37
Turkey (Cost $3,460,280)
Turkiye Is Bankasi 6.000%, 10/24/2022		2,920,000	2,950,660	0.96
Yuksel Insaat A.S. 9.500%, 11/10/2015(5)(6)(7)		535,000	—	—
			2,950,660	0.96
Ukraine (Cost $27,381,139)
Avangardco Investments Public Ltd. 10.000%, 10/29/2018		847,953	220,637	0.07

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
DTEK Finance PLC(52% PIK), 10.750%, 12/31/2024(4)		12,720,982	$11,832,549	3.84
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,578,000	1,664,001	0.54
Metinvest B.V. 9.373%, 12/31/2021(4)		7,478,946	7,101,259	2.30
Metinvest B.V. 9.373%, 12/31/2021(4)		1,656,785	1,573,117	0.51
MHP S.A. 8.250%, 04/02/2020		2,835,000	3,019,275	0.98
MHP S.A. 7.750%, 05/10/2024		700,000	722,750	0.23
UkrLandFarming PLC 10.875%, 03/26/2018(5)		2,507,512	652,455	0.21
			26,786,043	8.68
United Arab Emirates (Cost $5,319,519)
Abu Dhabi National Energy Co. PJSC 4.375%, 06/22/2026		300,000	310,131	0.10
Abu Dhabi National Energy Co. PJSC 6.500%, 10/27/2036		265,000	334,287	0.11
BOS Funding Ltd. 3.374%, 06/08/2020		315,000	314,458	0.10
DIB Sukuk Ltd. 3.664%, 02/14/2022		620,000	628,680	0.20
DP World Crescent Ltd. 3.908%, 05/31/2023		575,000	588,800	0.19
Emaar Sukuk Ltd. 3.635%, 09/15/2026		345,000	333,857	0.11
EMG Sukuk Ltd. 4.564%, 06/18/2024		1,030,000	1,068,485	0.35
First Abu Dhabi Bank PJSC, FRN 5.250%, 06/17/2020		1,110,000	1,129,425	0.36
MAF Global Securities Ltd. 4.750%, 05/07/2024		580,000	613,350	0.20
			5,321,473	1.72
Venezuela (Cost $11,280,674)
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		300,000	226,560	0.07
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		10,353,000	6,858,863	2.22
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		6,519,093	2,513,110	0.82
			9,598,533	3.11
Total Debt Securities (Cost $275,442,744)			277,790,110	90.03

Bank Loans

China (Cost $39,677)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(6)(7)		89,943	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016(6)(7)		39,677	—	—
			—	—
Czech Republic (Cost $362,934)
New World Resources N.V. 8.500%, 10/07/2016(6)(7)	EUR	349,070	—	—
			—	—
Malaysia (Cost $1,961,997)
DRB-Hicom Bhd 3.220%, 01/22/2021(8)		2,213,787	1,948,133	0.63
			1,948,133	0.63
Nigeria (Cost $1,035,598)
Seven Energy Ltd., FRN 11.250%, 06/30/2020		1,085,453	646,496	0.21
			646,496	0.21
United Arab Emirates (Cost $13,251,225)
DP World Ltd. 3.750%, 09/30/2022		9,944,968	9,049,921	2.93
DP World Ltd. 4.750%, 09/30/2022		430,014	391,312	0.12
Dubai Drydocks World LLC, FRN 4.000%, 10/18/2017	EUR	1,078,943	1,104,824	0.36
Dubai Drydocks World LLC, FRN 4.630%, 10/18/2017		1,737,901	1,503,284	0.49
Dubai Drydocks World LLC 0.100%, 10/18/2027		6,758,421	1,317,892	0.43
			13,367,233	4.33
Total Bank Loans (Cost $16,651,431)			15,961,862	5.17

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*(6)	GBP	36,580,138	$—	—
			—	—
Mexico (Cost $2,988)
Corp. GEO S.A.B. de C.V., Series B*	MXN	7,952	853	—
			853	—
Mongolia (Cost $2,417,612)
Mongolian Mining Corp.*	HKD	14,731,698	513,954	0.17
			513,954	0.17
Russian Federation (Cost $655,356)
Roust Corp.*		13,359	193,706	0.06
Roust Corp., Class C*		28,922	419,369	0.14
			613,075	0.20
Total Equity Securities (Cost $4,169,209)			1,127,882	0.37

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd. Exp. 12/31/2017, Strike Price $11.92*(2)(3)(6)		186,955	$—	—

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V. Exp. 07/31/2022, Strike Price $9.75*(6)	MXN	13,777	—	—

Total Warrants (Cost $3,926)			—	—

Total Investments (Total Cost $296,267,310)			294,879,854	95.57

Other Assets Less Liabilities			13,659,088	4.43

Net Assets			$308,538,942	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

(2)	Restricted security that has been deemed illiquid. At July 31, 2017, the value of these restricted illiquid securities amounted to $5,076,295 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Banco de Bogota S.A. 4.375%, 08/03/2027	07/27/2017	$591,072
Cencosud S.A. 4.375%, 07/17/2027	07/12/2017-07/13/2017	766,750
Corp. Nacional del Cobre de Chile 3.625%, 08/01/2027	07/25/2017	982,370
Corp. Nacional del Cobre de Chile 4.500%, 08/01/2047	07/25/2017	291,624
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/24/2015	279,057
Far East Energy Bermuda Ltd. Exp. 12/31/2017, Strike Price $11.92	01/14/2013	3,926
New World Resources N.V. 16.651%, 10/07/2020	10/07/2014	—
YPF S.A. 6.950%, 07/21/2027	07/18/2017	2,400,000

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Maturity has been extended under the terms of a plan of reorganization.
(8)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At July 31, 2017, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/18/2017	Deutsche Bank	United States Dollar	1,391,483	Euro	1,210,205	$(42,668)

Total						$(42,668)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$264,893,651	$4,828,068	$269,721,719
Financial Certificates	—	3,339,297	—	3,339,297
Government Agencies	—	4,729,094	—	4,729,094

Total Debt Securities	—	272,962,042	4,828,068	277,790,110
Bank Loans
Malaysia	—	—	1,948,133	1,948,133
Nigeria	—	—	646,496	646,496
United Arab Emirates	—	—	13,367,233	13,367,233

Total Bank Loans	—	—	15,961,862	15,961,862
Common Stock
Mexico	853	—	—	853
Mongolia	—	513,954	—	513,954
Russian Federation	—	—	613,075	613,075

Total Common Stock	853	513,954	613,075	1,127,882
Warrants	—	—	—	—

Total Investments	$853	$273,475,996	$21,403,005	$294,879,854

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(42,668)	$—	$(42,668)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, the Fund had a transfer as disclosed below.

Transfers from Level 2 to Level 3
Country	Value	Reason
Bank Loans
Nigeria	$646,496	Input to price became unobservable during the current period.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2017
Investments, at value
Corporate Bonds
Brazil	$—	$292	$4,815,720	$—	$—	$12,056	$—	$—	$4,828,068	$12,056
China	4,800	—	—	—	—	(4,800)	—	—	—	(4,800)
Czech Republic	—	—	—	(4,708)	(930)	5,638	—	—	—	5,638
Turkey	—	—	—	—	—	—	—	—	—	(90,281)
Bank Loans
China	—	—	—	—	—	—	—	—	—	—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Malaysia	—	15,686	2,226,400	(316,213)	36,124	(13,864)	—	—	1,948,133	(13,864)
Nigeria	—	—	—	—	—	—	646,496	—	646,496	245,527
Sierra Leone	1,109,250	4,784	—	(1,104,976)	13,975	(23,033)	—	—	—	—
United Arab Emirates	11,891,922	566,973	1,029,398	(635,101)	90,951	423,090	—	—	13,367,233	423,090
Common Stock
Czech Republic	1	—	—	—	—	(1)	—	—	—	(1)
Russian Federation	—	—	655,356	—	—	(42,281)	—	—	613,075	(42,281)
Warrants
China	—	—	—	—	—	—	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$13,005,973	$587,735	$8,726,874	$(2,060,998)	$140,120	$356,805	$646,496	$—	$21,403,005	$535,084

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2017	Valuation Technique	Unobservable Input
Corporate Bonds	$4,828,068	Temporary adjusted listed price due to corporate action.	Adjustment
Bank Loans	15,961,862	Broker quote	Inputs to broker model
Common Stock	613,075	Broker quote	Inputs to broker model

Total	$21,403,005

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$296,578,203

Gross tax appreciation of investments	12,195,065
Gross tax depreciation of investments	(13,893,414)

Net tax depreciation of investments	$(1,698,349)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $3,248,084)
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/17/2019		3,256,875	$3,370,703	2.23
			3,370,703	2.23
Argentina (Cost $110,906)
YPF S.A. 8.500%, 03/23/2021		100,000	111,000	0.07
			111,000	0.07
Bangladesh (Cost $457,346)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		450,000	469,845	0.31
			469,845	0.31
Barbados (Cost $4,029,365)
Columbus Cable Barbados Ltd. 7.375%, 03/30/2021		3,830,000	4,088,525	2.71
			4,088,525	2.71
Belarus (Cost $3,258,959)
Belarus (Rep of) 8.950%, 01/26/2018		3,200,000	3,281,024	2.17
			3,281,024	2.17
Brazil (Cost $27,775,891)
Banco do Brasil S.A. 5.875%, 01/26/2022		200,000	207,000	0.14
Braskem Finance Ltd. 5.750%, 04/15/2021		1,500,000	1,590,750	1.05
Gerdau Trade, Inc. 5.750%, 01/30/2021		140,000	148,050	0.10
Gol Finance, Inc. 9.250%, 07/20/2020		600,000	582,000	0.39
Itau Unibanco Holding S.A. 5.750%, 01/22/2021		1,640,000	1,734,300	1.15
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		4,480,000	4,614,400	3.06
Marfrig Holdings Europe B.V. 11.250%, 09/20/2021		500,000	500,625	0.33
Petrobras Global Finance B.V. 3.000%, 01/15/2019		2,000,000	1,997,000	1.32
Petrobras Global Finance B.V. 5.750%, 01/20/2020		5,900,000	6,158,774	4.08
Petrobras Global Finance B.V. 5.375%, 01/27/2021		3,800,000	3,904,500	2.59
Petrobras Global Finance B.V. 8.375%, 05/23/2021		800,000	900,000	0.60
Petrobras Global Finance B.V. 6.125%, 01/17/2022		145,000	152,381	0.10
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,367,660	1,347,145	0.89
Vale Overseas Ltd. 5.875%, 06/10/2021		4,785,000	5,221,631	3.46
			29,058,556	19.26
Chile (Cost $433,669)
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		400,000	432,992	0.29
			432,992	0.29
China (Cost $2,610,859)
Agile Group Holdings Ltd. 8.375%, 02/18/2019		200,000	208,189	0.14
Agile Group Holdings Ltd. 9.000%, 05/21/2020		200,000	215,004	0.14
Central China Real Estate Ltd. 6.500%, 06/04/2018		200,000	202,490	0.13
China Evergrande Group 7.000%, 03/23/2020		500,000	505,597	0.34
CIFI Holdings Group Co. Ltd. 7.750%, 06/05/2020		300,000	319,932	0.21
ICBC Standard Bank PLC 8.125%, 12/02/2019		900,000	992,889	0.66
Sunac China Holdings Ltd. 8.750%, 12/05/2019		200,000	206,250	0.14
			2,650,351	1.76
Colombia (Cost $3,326,962)
Bancolombia S.A. 5.125%, 09/11/2022		440,000	461,120	0.30
Millicom International Cellular S.A. 6.625%, 10/15/2021		2,785,000	2,896,985	1.92
			3,358,105	2.22
Ecuador (Cost $21,458,746)
Ecuador (Rep of) 10.500%, 03/24/2020		9,002,000	9,542,120	6.32
Ecuador (Rep of) 10.750%, 03/28/2022		3,047,000	3,298,377	2.19

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ecuador - (continued)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.925%, 09/24/2019		6,543,947	$6,576,667	4.36
Petroamazonas EP 4.625%, 02/16/2020		3,250,000	3,038,425	2.01
			22,455,589	14.88
Iraq (Cost $417,099)
Oilflow SPV 1 DAC 12.000%, 01/13/2022		400,000	419,987	0.28
			419,987	0.28
Jamaica (Cost $8,520,585)
Digicel Group Ltd. 8.250%, 09/30/2020		9,500,000	9,108,125	6.04
			9,108,125	6.04
Kazakhstan (Cost $10,048,450)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,670,000	1,835,697	1.22
Kazkommertsbank JSC 8.500%, 05/11/2018		1,485,000	1,532,787	1.01
Kazkommertsbank JSC 5.500%, 12/21/2022		160,000	156,013	0.10
Zhaikmunai LLP 6.375%, 02/14/2019		3,800,000	3,799,088	2.52
Zhaikmunai LLP 7.125%, 11/13/2019		3,400,000	3,423,338	2.27
			10,746,923	7.12
Lebanon (Cost $3,547,592)
Lebanon (Rep of) 6.375%, 03/09/2020		1,810,000	1,839,778	1.22
Lebanon (Rep of) 8.250%, 04/12/2021		1,570,000	1,683,568	1.11
			3,523,346	2.33
Mexico (Cost $1,432,158)
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		312,000	327,026	0.22
Petroleos Mexicanos, FRN 4.878%, 03/11/2022		1,040,000	1,131,000	0.75
			1,458,026	0.97
Pakistan (Cost $1,555,327)
Third Pakistan International Sukuk (The) Co. Ltd. 5.500%, 10/13/2021		1,500,000	1,537,255	1.02
			1,537,255	1.02
Qatar (Cost $199,117)
CBQ Finance Ltd. 2.875%, 06/24/2019		200,000	198,000	0.13
			198,000	0.13
Russian Federation (Cost $17,585,834)
Alfa Bank AO Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		1,120,000	1,208,749	0.80
Credit Bank of Moscow Via CBOM Finance PLC 5.875%, 11/07/2021		2,300,000	2,376,953	1.57
GTH Finance B.V. 6.250%, 04/26/2020		6,000,000	6,350,280	4.21
Koks OAO Via Koks Finance DAC 7.500%, 05/04/2022		200,000	206,091	0.14
Promsvyazbank OJSC Via PSB Finance S.A. 5.250%, 10/19/2019		1,200,000	1,218,000	0.81
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		200,000	217,968	0.14
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		3,390,000	3,545,601	2.35
VimpelCom Holdings B.V. 3.950%, 06/16/2021(2)		2,700,000	2,710,125	1.80
			17,833,767	11.82
South Africa (Cost $4,999,260)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		4,920,000	4,947,306	3.28
MTN Mauritius Investment Ltd. 5.373%, 02/13/2022		200,000	205,182	0.13
			5,152,488	3.41

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Tanzania (Cost $202,665)
HTA Group Ltd. 9.125%, 03/08/2022		200,000	$206,040	0.14
			206,040	0.14
Turkey (Cost $203,288)
Turkiye Is Bankasi 5.375%, 10/06/2021		200,000	202,660	0.13
			202,660	0.13
Ukraine (Cost $7,417,342)
Ferrexpo Finance PLC 10.375%, 04/07/2019		2,570,000	2,710,065	1.80
Metinvest B.V. 9.373%, 12/31/2021(3)		565,480	536,924	0.35
MHP S.A. 8.250%, 04/02/2020		4,600,000	4,899,000	3.25
			8,145,989	5.40
Venezuela (Cost $14,618,405)
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		3,109,333	2,348,169	1.56
Petroleos de Venezuela S.A. 8.500%, 10/27/2020		15,221,000	10,083,912	6.68
			12,432,081	8.24
Total Debt Securities (Cost $137,457,909)			140,241,377	92.93

Bank Loans

United Arab Emirates (Cost $5,199,964)
DP World Ltd. 3.750%, 09/30/2022		5,994,566	5,455,055	3.62

Total Bank Loans (Cost $5,199,964)			5,455,055	3.62

Total Investments (Total Cost $142,657,873)			145,696,432	96.55

Other Assets Less Liabilities			5,206,893	3.45
Net Assets			$150,903,325	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$113,340,384	$—	$113,340,384
Financial Certificates	—	1,537,255	—	1,537,255
Government Agencies	—	2,348,168	—	2,348,168
Government Bonds	—	23,015,570	—	23,015,570

Total Debt Securities	—	140,241,377	—	140,241,377
Bank Loans	—	—	5,455,055	5,455,055

Total Investments	$—	$140,241,377	$5,455,055	$145,696,432

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2017:

Category and Subcategory	Beginning Balance at 10/31/2016	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2017
Investments, at value
Bank Loans	$3,619,390	$80,347	$1,696,316	$(245,336)	$28,675	$275,663	$—	$—	$5,455,055	$275,663

Total	$3,619,390	$80,347	$1,696,316	$(245,336)	$28,675	$275,663	$—	$—	$5,455,055	$275,663

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2017	Valuation Technique	Unobservable Input
Bank Loans	$5,455,055	Broker quote	Inputs to broker model

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$142,657,873

Gross tax appreciation of investments	5,294,974
Gross tax depreciation of investments	(2,256,415)

Net tax appreciation of investments	$3,038,559

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Investment Companies

Ashmore Emerging Markets Active Equity Fund(2)		237,849	$2,832,781	40.29
Ashmore Emerging Markets Frontier Equity Fund(2)		125,670	1,362,261	19.37
Ashmore Emerging Markets Small-Cap Equity Fund(2)		50,987	654,159	9.30
Ashmore Emerging Markets Value(2)		201,956	2,088,221	29.70
Total Investment Companies (Cost $5,996,793)			6,937,422	98.66

Total Investments (Total Cost $5,996,793)			6,937,422	98.66

Other Assets Less Liabilities			94,060	1.34

Net Assets			$7,031,482	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Investment in affiliated fund.

Percentages shown are based on net assets.

At July 31, 2017, the Fund’s percentages of ownership of other funds were as follows:

Ashmore Mutual Fund	Percentage
Emerging Markets Active Equity Fund	19.2%
Emerging Markets Frontier Equity Fund	2.2%
Emerging Markets Small-Cap Equity Fund	1.7%
Emerging Markets Value Fund	18.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Opportunities Fund’s investments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Investment Companies	$—	$6,937,422	$—	$6,937,422

Total Investments	$—	$6,937,422	$—	$6,937,422

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,996,861

Gross tax appreciation of investments	940,561
Gross tax depreciation of investments	—

Net tax appreciation of investments	$940,561

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,193,743)
Banco do Brasil S.A.*	BRL	64,900	$597,312	4.04
Kroton Educacional S.A.	BRL	30,700	148,462	1.01
Vale S.A. ADR*		47,327	474,690	3.21
			1,220,464	8.26
China (Cost $3,057,615)
Alibaba Group Holding Ltd. ADR*		5,695	882,440	5.97
Bank of China Ltd., Class H	HKD	765,000	377,074	2.55
China Construction Bank Corp., Class H	HKD	634,000	527,603	3.57
CNOOC Ltd.	HKD	124,000	138,751	0.94
CNOOC Ltd. ADR		1,199	134,828	0.91
Haitong Securities Co. Ltd., Class H	HKD	96,400	153,780	1.04
Ping An Insurance Group Co. of China Ltd., Class H	HKD	99,500	738,212	5.00
Tencent Holdings Ltd.	HKD	18,100	726,243	4.92
			3,678,931	24.90
Hong Kong (Cost $481,790)
AIA Group Ltd.	HKD	68,800	542,152	3.67
			542,152	3.67
India (Cost $346,104)
Axis Bank Ltd. GDR (Registered)		3,670	147,534	1.00
HDFC Bank Ltd. ADR		2,416	233,821	1.58
			381,355	2.58
Indonesia (Cost $607,749)
Telekomunikasi Indonesia Persero Tbk PT	IDR	1,909,300	672,067	4.55
			672,067	4.55
Mexico (Cost $1,025,190)
Fibra Uno Administracion S.A. de C.V.	MXN	78,000	144,148	0.97
Fomento Economico Mexicano S.A.B. de C.V. ADR		3,555	358,628	2.43
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	94,900	629,131	4.26
			1,131,907	7.66
Peru (Cost $135,734)
Credicorp Ltd.		802	148,482	1.00
			148,482	1.00
Russian Federation (Cost $957,398)
Novatek PJSC GDR (Registered)		3,822	399,781	2.71
Sberbank of Russia PJSC ADR		25,034	291,646	1.97
X5 Retail Group N.V. GDR (Registered)*		8,152	315,320	2.13
			1,006,747	6.81
South Africa (Cost $826,083)
FirstRand Ltd.	ZAR	76,144	299,636	2.03
Naspers Ltd., Class N	ZAR	2,812	620,598	4.20
			920,234	6.23
South Korea (Cost $1,336,187)
GS Retail Co. Ltd.	KRW	1,693	73,224	0.49
Hana Financial Group, Inc.	KRW	7,188	327,589	2.22
Samsung Electronics Co. Ltd.	KRW	151	325,195	2.20
Samsung Electronics Co. Ltd. GDR(2)		256	275,968	1.87
Samsung Life Insurance Co. Ltd.(2)	KRW	1,969	220,821	1.49
Samsung SDI Co. Ltd.	KRW	2,355	354,602	2.40
			1,577,399	10.67

Taiwan (Cost $1,243,301)
Catcher Technology Co. Ltd.	TWD	52,000	597,572	4.04
Cathay Financial Holding Co. Ltd.	TWD	89,000	145,015	0.98

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	73,000	$518,571	3.51
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		3,818	137,295	0.93
			1,398,453	9.46
Total Common Stock (Cost $11,210,894)			12,678,191	85.79

Preferred Stock

Brazil (Cost $556,067)
Gerdau S.A.	BRL	84,300	288,177	1.95
Itau Unibanco Holding S.A. ADR		6,338	75,486	0.51
Petroleo Brasileiro S.A. ADR*		26,475	225,038	1.53
			588,701	3.99
South Korea (Cost $544,230)
Samsung Electronics Co. Ltd.	KRW	370	638,461	4.32
			638,461	4.32
Total Preferred Stock (Cost $1,100,297)			1,227,162	8.31

Equity-Linked Securities

India (Cost $136,483)
Maruti Suzuki India Ltd., Issued by Citigroup Global Markets		1,264	152,702	1.03
			152,702	1.03
Total Equity-Linked Securities (Cost $136,483)			152,702	1.03
Total Investments (Total Cost $12,447,674)			14,058,055	95.13
Other Assets Less Liabilities			719,861	4.87
Net Assets			$14,777,916	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	6.2%
Consumer Staples	5.1
Energy	6.1
Financials	36.9
Information Technology	30.1
Materials	5.2
Real Estate	1.0
Telecommunication Services	4.5

Total Investments	95.1
Other Assets Less Liabilities	4.9
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Brazil	$1,220,464	$—	$—	$1,220,464
China	3,678,931	—	—	3,678,931
Hong Kong	542,152	—	—	542,152
India	381,355	—	—	381,355
Indonesia	672,067	—	—	672,067
Mexico	1,131,907	—	—	1,131,907
Peru	148,482	—	—	148,482
Russian Federation	1,006,747	—	—	1,006,747
South Africa	920,234	—	—	920,234
South Korea	1,577,399	—	—	1,577,399
Taiwan	1,398,453	—	—	1,398,453

Total Common Stock	12,678,191	—	—	12,678,191
Preferred Stock
Brazil	588,701	—	—	588,701
South Korea	638,461	—	—	638,461

Total Preferred Stock	1,227,162	—	—	1,227,162
Equity-Linked Securities
India	—	152,702	—	152,702

Total Investments	$13,905,353	$152,702	$—	$14,058,055

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. From the Fund’s commencement of operation on November 1, 2016 through July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 classifications.

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$12,508,543

Gross tax appreciation of investments	1,663,147
Gross tax depreciation of investments	(113,635)

Net tax appreciation of investments	$1,549,512

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $2,980,314)
Adecoagro S.A.*		66,653	$677,861	1.68
Grupo Supervielle S.A. ADR		55,900	1,001,728	2.48
IRSA Inversiones y Representaciones S.A. ADR*		45,394	1,010,470	2.51
Pampa Energia S.A. ADR*		18,417	1,000,964	2.48
			3,691,023	9.15
Brazil (Cost $2,323,972)
Embraer S.A. ADR		19,967	404,731	1.01
Iochpe-Maxion S.A.	BRL	103,846	562,131	1.40
MRV Engenharia e Participacoes S.A.	BRL	94,200	432,885	1.07
Rumo S.A.*	BRL	152,300	505,005	1.25
SLC Agricola S.A.	BRL	69,500	484,974	1.20
Tupy S.A.*	BRL	73,300	347,889	0.86
			2,737,615	6.79
China (Cost $10,467,194)
BBMG Corp., Class H	HKD	831,000	419,181	1.04
Bitauto Holdings Ltd. ADR*		21,543	680,759	1.69
China Lesso Group Holdings Ltd.	HKD	973,000	686,387	1.70
China Machinery Engineering Corp., Class H	HKD	555,000	375,173	0.93
China Rapid Finance Ltd. ADR*		120,838	845,866	2.10
China State Construction International Holdings Ltd.	HKD	420,000	678,599	1.68
China Yongda Automobiles Services Holdings Ltd.	HKD	910,500	1,182,013	2.93
Goodbaby International Holdings Ltd.	HKD	818,000	401,103	1.00
Greatview Aseptic Packaging Co. Ltd.	HKD	241,000	138,846	0.34
Huadian Fuxin Energy Corp. Ltd., Class H	HKD	1,620,000	358,811	0.89
Ju Teng International Holdings Ltd.	HKD	1,841,000	742,453	1.84
Li Ning Co. Ltd.*	HKD	1,105,500	871,854	2.16
Longfor Properties Co. Ltd.	HKD	504,000	1,266,001	3.14
Nine Dragons Paper Holdings Ltd.	HKD	282,000	420,249	1.04
Noah Holdings Ltd.*		27,500	879,450	2.18
Rici Healthcare Holdings Ltd.*(2)	HKD	975,000	219,696	0.55
Shimao Property Holdings Ltd.	HKD	369,000	736,035	1.83
Sinovac Biotech Ltd.*		29	192	—
Tarena International, Inc. ADR		28,122	542,755	1.35
Xinchen China Power Holdings Ltd.*	HKD	981,000	149,458	0.37
			11,594,881	28.76
Colombia (Cost $937,883)
Gran Tierra Energy, Inc.*		370,600	874,616	2.17
			874,616	2.17
Egypt (Cost $1,400,997)
Oriental Weavers	EGP	352,537	358,539	0.89
Palm Hills Developments S.A.E.*	EGP	5,427,590	957,364	2.37
			1,315,903	3.26
Greece (Cost $571,413)
FF Group*	EUR	8,086	193,837	0.48
Piraeus Bank S.A.*	EUR	1,558,647	428,070	1.06
			621,907	1.54
Indonesia (Cost $1,437,397)
Bank Tabungan Negara Persero Tbk PT	IDR	4,194,400	818,481	2.03
Berlian Laju Tanker Tbk PT*(3)	IDR	4,428,000	—	—
Ciputra Development Tbk PT	IDR	4,134,000	321,127	0.80
Pembangunan Perumahan Persero Tbk PT	IDR	1,632,900	371,336	0.92
			1,510,944	3.75

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Mexico (Cost $1,201,116)
Grupo Elektra S.A.B. de C.V.	MXN	12,910	$576,735	1.43
Grupo Lamosa S.A.B. de C.V.	MXN	100,480	221,533	0.55
PLA Administradora Industrial S. de R.L. de C.V.*	MXN	330,300	575,161	1.43
Vitro S.A.B. de C.V., Series A	MXN	108,858	488,630	1.21
			1,862,059	4.62
Pakistan (Cost $401,279)
United Bank Ltd.	PKR	195,700	386,313	0.96
			386,313	0.96
Peru (Cost $248,319)
Volcan Cia Minera S.A.A., Class B	PEN	1,392,196	365,180	0.90
			365,180	0.90
Russian Federation (Cost $755,603)
Aeroflot PJSC	RUB	213,960	721,788	1.79
LSR Group PJSC GDR (Registered)		111,290	278,225	0.69
			1,000,013	2.48
South Africa (Cost $506,774)
African Rainbow Minerals Ltd.	ZAR	77,428	551,037	1.37
			551,037	1.37
South Korea (Cost $4,216,450)
AfreecaTV Co. Ltd.	KRW	19,172	412,034	1.02
Cosmax, Inc.	KRW	8,223	760,538	1.89
Douzone Bizon Co. Ltd.	KRW	14,425	449,875	1.11
Hyundai Mipo Dockyard Co. Ltd.*	KRW	6,040	580,224	1.44
Interpark Corp.	KRW	32,661	281,357	0.70
Modetour Network, Inc.	KRW	13,942	358,813	0.89
Soulbrain Co. Ltd.	KRW	6,970	426,652	1.06
Viatron Technologies, Inc.	KRW	45,355	891,658	2.21
			4,161,151	10.32
Taiwan (Cost $2,951,308)
Egis Technology, Inc.*	TWD	116,244	939,330	2.33
Fulgent Sun International Holding Co. Ltd.	TWD	399,000	1,131,109	2.80
Merry Electronics Co. Ltd.	TWD	179,000	1,479,045	3.67
MPI Corp.	TWD	153,000	466,162	1.16
On-Bright Electronics, Inc.	TWD	92,000	661,158	1.64
			4,676,804	11.60
Thailand (Cost $684,807)
Supalai PCL (Registered)	THB	1,075,800	769,433	1.91
			769,433	1.91
Turkey (Cost $957,860)
Turkiye Sinai Kalkinma Bankasi A.S.	TRY	2,762,456	1,200,948	2.98
			1,200,948	2.98
United Arab Emirates (Cost $620,472)
Orascom Construction Ltd.*	EGP	98,637	660,315	1.64
			660,315	1.64
Total Common Stock (Cost $32,663,158)			37,980,142	94.20

Preferred Stock

Brazil (Cost $204,411)
Banco ABC Brasil S.A.*	BRL	76,249	400,275	0.99
			400,275	0.99
Total Preferred Stock (Cost $204,411)			400,275	0.99

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Warrants

Brazil (Cost $—)
Iochpe-Maxion S.A., Exp. 06/03/2019, Strike Price $12.7*	BRL	2,184	$4,763	0.01
			4,763	0.01

Total Warrants (Cost $—)			4,763	0.01

Equity-Linked Securities

India (Cost $1,441,956)
Claris Lifesciences Ltd., Issued by JP Morgan Structured Products*	INR	91,631	522,493	1.30
Gujarat Pipavav Port Ltd., Issued by Merrill Lynch International & Co.	INR	185,397	425,119	1.05
Persistent Systems Ltd., Issued by JP Morgan Structured Products	INR	51,196	516,020	1.28
			1,463,632	3.63
Total Equity-Linked Securities (Cost $1,441,956)			1,463,632	3.63

Total Investments (Total Cost $34,309,525)			39,848,812	98.83

Other Assets Less Liabilities			472,595	1.17

Net Assets			$40,321,407	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	15.5%
Consumer Staples	4.8
Energy	2.2
Financials	16.2
Health Care	1.8
Industrials	15.4
Information Technology	17.9
Materials	7.0
Real Estate	14.6
Utilities	3.4

Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$3,691,023	$—	$—	$3,691,023
Brazil	2,737,615	—	—	2,737,615
China	11,594,881	—	—	11,594,881
Colombia	874,616	—	—	874,616
Egypt	1,315,903	—	—	1,315,903
Greece	193,837	—	428,070	621,907
Indonesia	1,510,944	—	—	1,510,944
Mexico	1,862,059	—	—	1,862,059
Pakistan	386,313	—	—	386,313
Peru	365,180	—	—	365,180
Russian Federation	1,000,013	—	—	1,000,013
South Africa	551,037	—	—	551,037
South Korea	4,161,151	—	—	4,161,151
Taiwan	4,676,804	—	—	4,676,804
Thailand	769,433	—	—	769,433
Turkey	1,200,948	—	—	1,200,948
United Arab Emirates	660,315	—	—	660,315

Total Common Stock	37,552,072	—	428,070	37,980,142
Preferred Stock
Brazil	400,275	—	—	400,275
Warrants
Brazil	—	4,763	—	4,763
Equity-Linked Securities
India	—	1,463,632	—	1,463,632

Total Investments	$37,952,347	$1,468,395	$428,070	$39,848,812

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, the Fund had transfers as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks
Mexico	$221,533	Volume-based leveling policy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Balance Beginning at 10/31/2016	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2017
Investments, at value
Common Stock
Greece	$—	$374,125	$—	$—	$53,945	$—	$—	$428,070	$53,945

Total	$—	$374,125	$—	$—	$53,945	$—	$—	$428,070	$53,945

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2017	Valuation Technique	Unobservable Input
Common Stock	$428,070	Temporary adjusted listed price due to corporate action	Adjustment

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$34,498,355

Gross tax appreciation of investments	7,253,531
Gross tax depreciation of investments	(1,903,074)

Net tax appreciation of investments	$5,350,457

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $9,286,740)
Banco Macro S.A. ADR		36,838	$3,197,907	4.61
Globant S.A.*		29,590	1,360,252	1.96
Grupo Supervielle S.A. ADR		102,100	1,829,632	2.63
Pampa Energia S.A. ADR*		46,446	2,524,340	3.64
YPF S.A. ADR		60,337	1,218,808	1.75
			10,130,939	14.59
Bangladesh (Cost $1,973,181)
BRAC Bank Ltd.	BDT	1,250,598	1,349,340	1.94
GrameenPhone Ltd.	BDT	216,000	1,007,336	1.45
			2,356,676	3.39
Egypt (Cost $3,727,699)
ADES International Holding Ltd.*(2)		80,250	1,043,250	1.50
Arabian Food Industries Co. DOMTY*	EGP	553,523	249,958	0.36
Commercial International Bank Egypt S.A.E.	EGP	578,578	2,709,612	3.90
			4,002,820	5.76
Georgia (Cost $2,798,558)
BGEO Group PLC	GBP	38,810	1,765,068	2.54
Georgia Healthcare Group PLC*(2)	GBP	277,181	1,387,879	2.00
			3,152,947	4.54
Ivory Coast (Cost $1,633,662)
Sonatel	XOF	40,854	1,732,997	2.50
			1,732,997	2.50
Kazakhstan (Cost $342,596)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)*		77,239	726,047	1.05
			726,047	1.05
Kenya (Cost $2,699,344)
KCB Group Ltd.	KES	2,927,700	1,147,372	1.65
Kenya Electricity Generating Co. Ltd.*	KES	8,138,820	661,406	0.96
Safaricom Ltd.	KES	6,842,600	1,612,269	2.32
			3,421,047	4.93
Kuwait (Cost $5,899,883)
Human Soft Holding Co. K.S.C.	KWD	125,384	1,785,860	2.57
Mabanee Co. S.A.K.	KWD	538,051	1,381,217	1.99
Mobile Telecommunications Co. K.S.C.	KWD	461,515	678,744	0.98
National Bank of Kuwait S.A.K.P.	KWD	1,061,555	2,450,824	3.53
National Gulf Holding*(3)	KWD	167,302	—	—
			6,296,645	9.07
Mauritius (Cost $1,685,950)
MCB Group Ltd.	MUR	255,900	2,070,289	2.98
			2,070,289	2.98
Nigeria (Cost $2,439,726)
Dangote Cement PLC	NGN	1,425,960	870,176	1.25
Guaranty Trust Bank PLC	NGN	9,985,251	1,063,449	1.53
Nestle Nigeria PLC	NGN	48,421	132,548	0.19
United Bank for Africa PLC	NGN	39,461,362	1,043,951	1.51
			3,110,124	4.48
Oman (Cost $320,244)
Bank Muscat S.A.O.G.	OMR	324,209	314,946	0.45
			314,946	0.45
Pakistan (Cost $6,910,417)
D.G. Khan Cement Co. Ltd.	PKR	831,200	1,527,547	2.20
Habib Bank Ltd.	PKR	440,800	988,078	1.42

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Pakistan - (continued)
Maple Leaf Cement Factory Ltd.	PKR	962,600	$1,043,060	1.50
Oil & Gas Development Co. Ltd.	PKR	535,400	794,515	1.15
Pakistan Oilfields Ltd.	PKR	86,700	398,499	0.57
United Bank Ltd.	PKR	1,072,200	2,116,527	3.05
			6,868,226	9.89
Peru (Cost $2,882,186)
Alicorp S.A.A.	PEN	699,783	1,794,537	2.58
Credicorp Ltd.		7,900	1,462,606	2.11
			3,257,143	4.69
Philippines (Cost $1,934,574)
Cosco Capital, Inc.	PHP	9,258,100	1,418,254	2.04
First Gen Corp.	PHP	781,100	267,797	0.39
			1,686,051	2.43
Sri Lanka (Cost $2,758,569)
John Keells Holdings PLC	LKR	1,761,737	1,994,073	2.87
Sampath Bank PLC	LKR	481,753	842,401	1.22
			2,836,474	4.09
United Arab Emirates (Cost $7,783,267)
Agthia Group PJSC	AED	162,330	234,233	0.34
Aramex PJSC	AED	894,476	1,290,677	1.86
DP World Ltd.		106,809	2,456,607	3.54
Emaar Malls PJSC	AED	1,069,516	722,125	1.04
Emaar Properties PJSC	AED	583,726	1,309,512	1.88
Emirates NBD PJSC	AED	520,157	1,152,742	1.66
NMC Health PLC	GBP	58,783	1,755,144	2.53
			8,921,040	12.85
Vietnam (Cost $2,649,406)
Military Commercial Joint Stock Bank	VND	1,851,636	1,939,099	2.79
Vietnam Dairy Products JSC	VND	246,460	1,654,887	2.39
			3,593,986	5.18
Total Common Stock (Cost $57,726,002)			64,478,397	92.87

Preferred Stock

Colombia (Cost $1,303,332)
Banco Davivienda S.A.	COP	123,291	1,399,657	2.02
			1,399,657	2.02
Total Preferred Stock (Cost $1,303,332)			1,399,657	2.02

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity-Linked Securities

United Arab Emirates (Cost $448,100)
Aramex PJSC, Issued by Merrill Lynch International & Co.		320,000	$461,754	0.66
			461,754	0.66
Total Equity-Linked Securities (Cost $448,100)			461,754	0.66

Total Investments (Total Cost $59,477,434)			66,339,808	95.55
Other Assets Less Liabilities			3,091,531	4.45

Net Assets			$69,431,339	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2017, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	2.6%
Consumer Staples	7.9
Energy	5.0
Financials	42.6
Health Care	4.5
Industrials	8.9
Information Technology	2.0
Materials	4.9
Real Estate	4.9
Telecommunication Services	7.2
Utilities	5.0

Total Investments	95.5
Other Assets Less Liabilities	4.5
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$10,130,939	$—	$—	$10,130,939
Bangladesh	2,356,676	—	—	2,356,676
Egypt	4,002,820	—	—	4,002,820
Georgia	3,152,947	—	—	3,152,947
Ivory Coast	1,732,997	—	—	1,732,997
Kazakhstan	726,047	—	—	726,047
Kenya	3,421,047	—	—	3,421,047
Kuwait	6,296,645	—	—	6,296,645
Mauritius	2,070,289	—	—	2,070,289
Nigeria	—	3,110,124	—	3,110,124
Oman	314,946	—	—	314,946
Pakistan	6,868,226	—	—	6,868,226
Peru	3,257,143	—	—	3,257,143
Philippines	1,686,051	—	—	1,686,051
Sri Lanka	2,836,474	—	—	2,836,474
United Arab Emirates	8,921,040	—	—	8,921,040
Vietnam	3,593,986	—	—	3,593,986

Total Common Stock	61,368,273	3,110,124	—	64,478,397
Preferred Stock
Colombia	1,399,657	—	—	1,399,657

Equity-Linked Securities
United Arab Emirates	—	461,754	—	461,754

Total Investments	$62,767,930	$3,571,878	$—	$66,339,808

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Nigeria	$2,977,576	Fair value factor was applied in the current period.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$59,776,004

Gross tax appreciation of investments	7,713,583
Gross tax depreciation of investments	(1,149,779)

Net tax appreciation of investments	$6,563,804

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $545,813)
Grupo Supervielle S.A. ADR		10,800	$193,536	1.65
Pampa Energia S.A. ADR*		4,858	264,032	2.26
YPF S.A. ADR		10,175	205,535	1.76
			663,103	5.67
Brazil (Cost $674,814)
Embraer S.A. ADR		11,683	236,814	2.02
Minerva S.A.	BRL	29,500	117,306	1.00
MRV Engenharia e Participacoes S.A.	BRL	27,700	127,292	1.09
Rumo S.A.*	BRL	88,400	293,122	2.51
			774,534	6.62
China (Cost $3,083,648)
Alibaba Group Holding Ltd. ADR*		2,821	437,115	3.74
Bank of China Ltd., Class H	HKD	771,000	380,031	3.25
Bitauto Holdings Ltd. ADR*		6,892	217,787	1.86
China Minsheng Banking Corp. Ltd., Class H	HKD	200	201	—
China Rapid Finance Ltd. ADR*		22,869	160,083	1.37
China State Construction International Holdings Ltd.	HKD	104,000	168,034	1.44
China Unicom Hong Kong Ltd.*	HKD	80,000	116,147	0.99
CNOOC Ltd. ADR		2,093	235,358	2.01
Far East Horizon Ltd.	HKD	188,000	160,301	1.37
Haitong Securities Co. Ltd., Class H	HKD	50,000	79,761	0.68
Ju Teng International Holdings Ltd.	HKD	364,500	146,998	1.26
Kingsoft Corp. Ltd.	HKD	40,000	105,495	0.90
Longfor Properties Co. Ltd.	HKD	111,000	278,822	2.39
Luye Pharma Group Ltd.	HKD	88,500	50,194	0.43
Ping An Insurance Group Co. of China Ltd., Class H	HKD	64,000	474,830	4.06
Shimao Property Holdings Ltd.	HKD	120,000	239,361	2.05
SINA Corp.*		1,300	123,253	1.05
Sunny Optical Technology Group Co. Ltd.	HKD	25,000	297,665	2.55
			3,671,436	31.40
Colombia (Cost $107,428)
CEMEX Latam Holdings S.A.*	COP	26,198	95,628	0.82
			95,628	0.82
Egypt (Cost $170,272)
Palm Hills Developments S.A.E.*	EGP	897,758	158,354	1.35
			158,354	1.35
Greece (Cost $114,051)
Piraeus Bank S.A.*	EUR	470,675	129,267	1.11
			129,267	1.11
Indonesia (Cost $354,436)
Bank Negara Indonesia Persero Tbk PT	IDR	464,900	259,945	2.22
Pembangunan Perumahan Persero Tbk PT	IDR	676,100	153,751	1.32
			413,696	3.54
Mexico (Cost $345,157)
Alpek S.A.B. de C.V.	MXN	127,700	146,404	1.25
Cemex S.A.B. de C.V. ADR (Participation Certificate)*		22,952	222,864	1.91
			369,268	3.16
Philippines (Cost $98,337)
Ayala Land, Inc.	PHP	137,500	114,447	0.98
			114,447	0.98
Russian Federation (Cost $293,260)
Aeroflot PJSC	RUB	73,040	246,398	2.10

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation - (continued)
Sberbank of Russia PJSC	RUB	45,380	$124,877	1.07
			371,275	3.17
South Africa (Cost $118,628)
African Rainbow Minerals Ltd.	ZAR	16,490	117,355	1.00
			117,355	1.00
South Korea (Cost $885,445)
Cosmax, Inc.	KRW	2,494	230,668	1.97
Hana Financial Group, Inc.	KRW	5,495	250,431	2.14
Hyundai Mipo Dockyard Co. Ltd.*	KRW	1,199	115,180	0.99
POSCO	KRW	874	259,299	2.22
Silicon Works Co. Ltd.	KRW	4,247	135,298	1.16
SK Hynix, Inc.	KRW	1,377	81,214	0.69
			1,072,090	9.17
Taiwan (Cost $815,846)
Catcher Technology Co. Ltd.	TWD	23,000	264,311	2.26
Egis Technology, Inc.*	TWD	17,434	140,878	1.21
Hon Hai Precision Industry Co. Ltd.	TWD	68,000	264,609	2.26
Largan Precision Co. Ltd.	TWD	1,000	182,478	1.56
Merry Electronics Co. Ltd.	TWD	57,000	470,981	4.03
			1,323,257	11.32
Turkey (Cost $346,023)
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	TRY	151,647	137,024	1.17
Turkiye Garanti Bankasi A.S.	TRY	45,018	134,823	1.15
Turkiye Halk Bankasi A.S.	TRY	38,856	166,604	1.43
			438,451	3.75
United Arab Emirates (Cost $109,954)
Orascom Construction Ltd.*	EGP	18,128	121,356	1.04
			121,356	1.04
Total Common Stock (Cost $8,063,112)			9,833,517	84.10

Preferred Stock

South Korea (Cost $631,292)
Samsung Electronics Co. Ltd.	KRW	396	683,326	5.85
			683,326	5.85
Total Preferred Stock (Cost $631,292)			683,326	5.85
Equity-Linked Securities
India (Cost $780,124)
Adani Ports and Special Economic Zone Ltd., Class A, Issued by JP Morgan Structured Products B.V.		42,395	261,633	2.24
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		31,302	253,632	2.17
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		20,940	153,791	1.31
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,964	237,269	2.03
Tech Mahindra Ltd., Issued by JP Morgan Structured Products B.V.		24,474	147,204	1.26
			1,053,529	9.01
Total Equity-Linked Securities (Cost $780,124)			1,053,529	9.01

Total Investments (Total Cost $ 9,474,528)			$11,570,372	98.96

Other Assets Less Liabilities			122,135	1.04

Net Assets			$11,692,507	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

Percentages shown are based on net assets.

At July 31, 2017, the industry sectors for the Ashmore Emerging Markets Value Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	3.1%
Consumer Staples	3.0
Energy	5.1
Financials	23.7
Health Care	0.4
Industrials	13.7
Information Technology	31.6
Materials	7.2
Real Estate	7.9
Telecommunication Services	1.0
Utilities	2.3

Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Value Fund’s investments, which are carried at fair value, as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$663,103	$—	$—	$663,103
Brazil	774,534	—	—	774,534
China	3,671,436	—	—	3,671,436
Columbia	95,628	—	—	95,628
Egypt	158,354	—	—	158,354
Greece	—	—	129,267	129,267
Indonesia	413,696	—	—	413,696
Mexico	369,268	—	—	369,268
Philippines	114,447	—	—	114,447
Russian Federation	371,275	—	—	371,275
South Africa	117,355	—	—	117,355
South Korea	1,072,090	—	—	1,072,090
Taiwan	1,323,257	—	—	1,323,257
Turkey	438,451	—	—	438,451
United Arab Emirates	121,356	—	—	121,356

Total Common Stock	9,704,250	—	129,267	9,833,517
Preferred Stock
South Korea	683,326	—	—	683,326

Total Preferred Stock	683,326	—	—	683,326
Equity - Linked Securities
India	—	1,053,529	—	1,053,529

Total Investments	$10,387,576	$1,053,529	$129,267	$11,570,372

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2016.

ASHMORE EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2017 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2016	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2017	Change in Unrealized Appreciation (Depreciation) from Investments still held at 7/31/2017
Investments, at value
Common Stock
Greece	$—	$114,050	$—	$—	$15,217	$—	$—	$129,267	$15,217

Total	$—	$114,050	$—	$—	$15,217	$—	$—	$129,267	$15,217

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2017.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2017	Valuation Technique	Unobservable Input
Common Stock	$129,267	Temporary adjusted listed price due to corporate action	Adjustment

At July 31, 2017, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,514,043

Gross tax appreciation of investments	2,311,878
Gross tax depreciation of investments	(255,549)

Net tax appreciation of investments	$2,056,329

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and other transactions.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2017

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 27, 2017